Vanguard® Russell 2000 Index Fund
Schedule of Investments (unaudited)
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Basic Materials (4.2%)
	UFP Industries Inc.	225,193	26,906
	Mueller Industries Inc.	420,311	24,761
	Commercial Metals Co.	439,267	24,740
	Cabot Corp.	203,908	20,860
	Boise Cascade Co.	148,929	20,446
	Carpenter Technology Corp.	183,497	20,344
	Balchem Corp.	119,928	18,421
*	Arcadium Lithium plc	3,837,372	17,000
	Avient Corp.	339,071	15,150
	Hecla Mining Co.	2,291,509	13,497
	Sensient Technologies Corp.	157,843	12,260
	Innospec Inc.	93,538	12,235
	Minerals Technologies Inc.	122,023	10,586
*	Constellium SE	482,975	10,466
*	Uranium Energy Corp.	1,444,042	10,310
	Sylvamo Corp.	134,304	9,579
	Quaker Chemical Corp.	52,075	9,444
	Materion Corp.	76,992	8,806
	Tronox Holdings plc	439,059	8,698
*	Coeur Mining Inc.	1,345,280	7,735
	Stepan Co.	79,939	6,968
*	Ingevity Corp.	137,163	6,700
	Hawkins Inc.	72,622	6,341
	Kaiser Aluminum Corp.	59,789	5,847
	Orion SA	207,687	5,165
*	US Silica Holdings Inc.	282,827	4,381
*	Perimeter Solutions SA	566,721	4,307
*,1	Energy Fuels Inc.	602,911	4,220
*	Metallus Inc.	160,783	3,860
	Worthington Steel Inc.	115,641	3,815
*	Century Aluminum Co.	197,999	3,629
	Mativ Holdings Inc.	200,705	3,607
*	Novagold Resources Inc.	903,932	3,552
	Koppers Holdings Inc.	75,780	3,359
*	Clearwater Paper Corp.	61,111	3,247
*	Ecovyst Inc.	348,191	3,238
*,1	Encore Energy Corp.	611,086	2,964
	Haynes International Inc.	47,411	2,789
*,1	Ivanhoe Electric Inc.	241,026	2,740
	Ryerson Holding Corp.	105,001	2,494
	AdvanSix Inc.	97,545	2,312
*	LSB Industries Inc.	201,211	1,974
	Olympic Steel Inc.	36,878	1,923
	Radius Recycling Inc.	98,165	1,680
	Compass Minerals International Inc.	128,946	1,671
*	Rayonier Advanced Materials Inc.	239,439	1,353
*	Northwest Pipe Co.	36,491	1,295
*	GrafTech International Ltd.	726,156	1,198
*	Intrepid Potash Inc.	40,014	1,074
*,1	Perpetua Resources Corp.	143,875	984
*	Piedmont Lithium Inc.	66,934	874
	American Vanguard Corp.	97,837	850
*,1	i-80 Gold Corp.	740,412	807
	Omega Flex Inc.	12,161	720
*	Contango ORE Inc.	28,914	692
*	Dakota Gold Corp.	229,975	678
[1]	Caledonia Mining Corp. plc	61,996	648
	Tredegar Corp.	101,201	552
*	Origin Materials Inc.	435,518	505
	FutureFuel Corp.	96,767	414

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
*	Glatfelter Corp.	163,168	264
*,1	5e Advanced Materials Inc.	145,047	209
*	LanzaTech Global Inc.	76,224	202
	Valhi Inc.	9,090	177
*	NioCorp Developments Ltd.	8,249	20
			408,543
Consumer Discretionary (12.7%)
*	Carvana Co.	386,801	38,672
*	e.l.f. Beauty Inc.	202,365	37,824
*	Light & Wonder Inc.	338,815	32,350
*	Abercrombie & Fitch Co. Class A	183,053	31,644
	Meritage Homes Corp.	136,585	24,087
*	Taylor Morrison Home Corp.	388,400	22,461
*	Duolingo Inc.	110,947	21,235
*	Asbury Automotive Group Inc.	77,621	18,246
	KB Home	255,404	18,032
	Signet Jewelers Ltd.	163,798	17,934
	Group 1 Automotive Inc.	51,186	15,918
	Academy Sports & Outdoors Inc.	271,165	15,643
	Kontoor Brands Inc.	210,684	15,452
	American Eagle Outfitters Inc.	685,078	15,051
*	Skyline Champion Corp.	202,960	14,128
*	Tri Pointe Homes Inc.	360,625	13,967
*	Boot Barn Holdings Inc.	113,313	13,476
*	Shake Shack Inc. Class A	141,593	13,436
*	Goodyear Tire & Rubber Co.	1,055,894	12,998
*	M/I Homes Inc.	100,991	12,616
	Steven Madden Ltd.	276,830	12,305
*	Hilton Grand Vacations Inc.	295,668	12,220
*	Brinker International Inc.	164,447	11,615
*	Visteon Corp.	103,416	11,517
*	SkyWest Inc.	151,766	11,332
*	Sweetgreen Inc. Class A	366,747	11,277
*	Cavco Industries Inc.	31,412	11,220
	TEGNA Inc.	740,643	11,043
*	Stride Inc.	159,013	10,918
*	frontdoor Inc.	304,056	10,754
	Rush Enterprises Inc. Class A	226,293	10,213
	LCI Industries	92,682	10,184
*	Urban Outfitters Inc.	239,320	9,982
	Graham Holdings Co. Class B	13,036	9,809
*	Adient plc	342,703	9,678
	Strategic Education Inc.	84,870	9,626
*	Helen of Troy Ltd.	89,195	9,533
*	Adtalem Global Education Inc.	146,699	9,446
	Red Rock Resorts Inc. Class A	178,424	9,144
*	Dorman Products Inc.	98,756	9,083
	Century Communities Inc.	106,679	9,005
	Foot Locker Inc.	308,004	8,541
*	ACV Auctions Inc. Class A	476,537	8,506
*	Topgolf Callaway Brands Corp.	539,780	8,448
	Inter Parfums Inc.	68,758	8,236
	HNI Corp.	173,131	8,146
	International Game Technology plc	407,115	8,036
	PriceSmart Inc.	95,465	8,033
	Laureate Education Inc.	491,243	7,693
	MillerKnoll Inc.	276,693	7,631
*	Vista Outdoor Inc.	216,705	7,559
*	LGI Homes Inc.	78,074	7,495
	Acushnet Holdings Corp.	113,630	7,488
*	Fox Factory Holding Corp.	160,000	7,459
*	Sonos Inc.	464,387	7,337
*	Central Garden & Pet Co. Class A	193,261	7,218
	Bloomin' Brands Inc.	328,497	7,161
*	United Parks & Resorts Inc.	136,338	7,129
*	Cinemark Holdings Inc.	412,183	7,118
*	JetBlue Airways Corp.	1,260,652	7,047
*	Six Flags Entertainment Corp.	273,495	6,960
*	OPENLANE Inc.	400,526	6,909

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
	Cheesecake Factory Inc.	179,110	6,892
	Dana Inc.	489,250	6,879
*	Atlanta Braves Holdings Inc. Class C	169,485	6,774
*	Hanesbrands Inc.	1,319,783	6,757
*	Gentherm Inc.	122,924	6,631
	Winnebago Industries Inc.	106,554	6,612
	Worthington Enterprises Inc.	115,500	6,587
	Upbound Group Inc.	200,674	6,586
*	Dave & Buster's Entertainment Inc.	126,845	6,481
	PROG Holdings Inc.	166,175	6,280
	Oxford Industries Inc.	56,209	6,222
	La-Z-Boy Inc.	163,067	6,118
*	Knowles Corp.	332,902	5,832
	Papa John's International Inc.	123,243	5,726
	Dillard's Inc. Class A	12,754	5,705
	Perdoceo Education Corp.	244,849	5,509
*	Green Brick Partners Inc.	97,895	5,345
*	Madison Square Garden Entertainment Corp.	149,251	5,304
*	Cars.com Inc.	249,794	5,053
	John Wiley & Sons Inc. Class A	135,098	4,924
*	Sally Beauty Holdings Inc.	402,566	4,903
*	OneSpaWorld Holdings Ltd.	313,103	4,869
*	Arlo Technologies Inc.	336,405	4,780
	Steelcase Inc. Class A	347,409	4,746
*	ODP Corp.	119,705	4,688
*	G-III Apparel Group Ltd.	154,944	4,658
*	PowerSchool Holdings Inc. Class A	212,277	4,551
	Caleres Inc.	127,397	4,418
	Buckle Inc.	114,494	4,413
*	National Vision Holdings Inc.	291,902	4,405
	Jack in the Box Inc.	73,920	4,092
[1]	Cracker Barrel Old Country Store Inc.	82,715	4,035
	Wolverine World Wide Inc.	290,595	3,958
*	Sabre Corp.	1,245,433	3,898
	Winmark Corp.	10,753	3,827
*	Leslie's Inc.	666,307	3,811
*	Coursera Inc.	496,944	3,777
	Hibbett Inc.	43,482	3,765
*	Sphere Entertainment Co.	99,837	3,644
	Scholastic Corp.	96,710	3,509
*	QuinStreet Inc.	198,757	3,500
*	Lions Gate Entertainment Corp. Class B	452,713	3,495
	Interface Inc.	215,376	3,470
	Krispy Kreme Inc.	329,063	3,442
	Monarch Casino & Resort Inc.	50,369	3,373
*	American Axle & Manufacturing Holdings Inc.	426,526	3,259
*	XPEL Inc.	85,160	3,236
*	Beazer Homes USA Inc.	110,932	3,186
	Allegiant Travel Co.	59,486	3,165
	Matthews International Corp. Class A	111,096	3,147
	Camping World Holdings Inc. Class A	156,236	3,140
	Sonic Automotive Inc. Class A	54,856	3,109
*	Vizio Holding Corp. Class A	288,468	3,098
*	Udemy Inc.	334,698	2,959
*	BJ's Restaurants Inc.	84,082	2,946
	Sturm Ruger & Co. Inc.	65,846	2,926
*	Malibu Boats Inc. Class A	76,013	2,923
	Smith & Wesson Brands Inc.	170,763	2,864
*	Revolve Group Inc.	148,722	2,838
*	Life Time Group Holdings Inc.	167,315	2,808
*	IMAX Corp.	169,282	2,783
	A-Mark Precious Metals Inc.	70,191	2,663
*	Viad Corp.	76,128	2,661
*	Hovnanian Enterprises Inc. Class A	18,264	2,626
	Monro Inc.	110,914	2,623
*	Hawaiian Holdings Inc.	190,791	2,606
	Shoe Carnival Inc.	68,195	2,574
*	Dream Finders Homes Inc. Class A	90,455	2,570
*	Beyond Inc.	169,179	2,560
*	Figs Inc. Class A	478,341	2,535

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
	Ethan Allen Interiors Inc.	86,111	2,507
*	Thryv Holdings Inc.	116,073	2,446
	Guess? Inc.	105,065	2,445
	Standard Motor Products Inc.	76,662	2,354
*	Universal Technical Institute Inc.	148,079	2,341
*	Integral Ad Science Holding Corp.	252,088	2,334
*	MarineMax Inc.	81,585	2,324
	Golden Entertainment Inc.	76,311	2,310
	Dine Brands Global Inc.	58,170	2,295
*	Everi Holdings Inc.	304,480	2,201
*	Kura Sushi USA Inc. Class A	21,894	2,187
*	Rush Street Interactive Inc.	242,790	2,173
*	Stagwell Inc.	312,589	2,166
*	Gannett Co. Inc.	538,460	2,025
*	Clear Channel Outdoor Holdings Inc.	1,400,448	2,017
*	AMC Networks Inc. Class A	115,786	2,008
*	Clean Energy Fuels Corp.	636,909	1,994
*	Accel Entertainment Inc.	199,643	1,978
*	Daily Journal Corp.	5,217	1,977
	Gray Television Inc.	316,658	1,976
*	Super Group SGHC Ltd.	510,056	1,851
*	Lions Gate Entertainment Corp. Class A	217,979	1,811
	Arko Corp.	300,955	1,806
*,1	Luminar Technologies Inc.	1,092,214	1,791
	Sinclair Inc.	124,723	1,771
*	Chuy's Holdings Inc.	65,100	1,739
*	Sun Country Airlines Holdings Inc.	160,481	1,699
	Global Industrial Co.	49,089	1,699
*	Portillo's Inc. Class A	169,466	1,698
*	Liquidity Services Inc.	86,367	1,694
*	Atlanta Braves Holdings Inc. Class A	39,066	1,642
*	PlayAGS Inc.	141,476	1,634
*	First Watch Restaurant Group Inc.	82,919	1,632
*	Chegg Inc.	425,451	1,629
*	Instructure Holdings Inc.	73,221	1,622
*	Corsair Gaming Inc.	139,343	1,615
*	Selectquote Inc.	512,847	1,600
	Designer Brands Inc. Class A	158,607	1,594
*	Stoneridge Inc.	99,926	1,586
*	Central Garden & Pet Co.	36,380	1,581
	Haverty Furniture Cos. Inc.	55,111	1,566
	Movado Group Inc.	57,861	1,533
*	Lovesac Co.	53,618	1,507
[1]	Spirit Airlines Inc.	411,085	1,500
	Rush Enterprises Inc. Class B	35,230	1,489
	RCI Hospitality Holdings Inc.	32,955	1,474
*	European Wax Center Inc. Class A	128,397	1,453
*	Denny's Corp.	192,007	1,402
	Carriage Services Inc.	50,671	1,363
*	MasterCraft Boat Holdings Inc.	63,948	1,349
*	Bally's Corp.	110,309	1,340
*	America's Car-Mart Inc.	22,161	1,336
*	Savers Value Village Inc.	97,832	1,327
	Build-A-Bear Workshop Inc.	48,780	1,320
*	Boston Omaha Corp. Class A	87,853	1,284
*	Funko Inc. Class A	138,109	1,248
*	Sleep Number Corp.	79,597	1,203
*	Cardlytics Inc.	136,558	1,196
*	Genesco Inc.	41,425	1,181
*	Eastman Kodak Co.	215,520	1,151
*	OneWater Marine Inc. Class A	43,989	1,137
*	Zumiez Inc.	60,015	1,127
	Cricut Inc. Class A	180,967	1,127
*	El Pollo Loco Holdings Inc.	105,250	1,124
*	Lincoln Educational Services Corp.	89,424	1,048
	Rocky Brands Inc.	26,473	1,032
*	Turtle Beach Corp.	61,162	1,014
*	Lindblad Expeditions Holdings Inc.	130,680	1,011
*	iRobot Corp.	102,609	986
	Marcus Corp.	90,257	961

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
*	1-800-Flowers.com Inc. Class A	98,586	954
	Aaron's Co. Inc.	111,972	950
*	Legacy Housing Corp.	40,151	933
*	AMMO Inc.	338,896	915
	Climb Global Solutions Inc.	15,697	904
*	Potbelly Corp.	96,643	865
*	Cooper-Standard Holdings Inc.	63,629	840
*	Stitch Fix Inc. Class A	331,598	819
*	Vera Bradley Inc.	99,593	813
*	Frontier Group Holdings Inc.	146,215	800
*	Lands' End Inc.	54,728	782
	Clarus Corp.	111,589	781
*	Xponential Fitness Inc. Class A	86,171	781
[1]	Bowlero Corp. Class A	61,488	766
	Nathan's Famous Inc.	10,681	757
*	Holley Inc.	195,972	753
*	Destination XL Group Inc.	210,655	748
	Johnson Outdoors Inc. Class A	20,414	743
*	Inspired Entertainment Inc.	81,231	740
*	Snap One Holdings Corp.	68,536	735
*	Playstudios Inc.	321,826	731
*	Landsea Homes Corp.	73,366	728
	Alta Equipment Group Inc.	85,647	723
*	GoPro Inc. Class A	472,711	719
*	Tile Shop Holdings Inc.	106,953	706
	Hooker Furnishings Corp.	40,102	697
*	Outbrain Inc.	149,445	686
	Weyco Group Inc.	22,250	680
*	Blink Charging Co.	210,628	655
*	BARK Inc.	496,766	646
*	Full House Resorts Inc.	124,642	619
*	EW Scripps Co. Class A	221,588	603
*	Reservoir Media Inc.	73,523	591
*	SES AI Corp.	468,089	585
	J Jill Inc.	17,224	580
*	ThredUP Inc. Class A	282,857	569
*	Biglari Holdings Inc. Class B	2,814	560
*,1	Children's Place Inc.	45,680	560
*	Latham Group Inc.	143,559	554
*	Sportsman's Warehouse Holdings Inc.	138,588	528
	Escalade Inc.	37,732	520
*	JAKKS Pacific Inc.	27,550	512
	Townsquare Media Inc. Class A	44,924	495
	Entravision Communications Corp. Class A	227,139	491
*	Tilly's Inc. Class A	84,945	490
*	Red Robin Gourmet Burgers Inc.	58,875	477
*,1	ContextLogic Inc. Class A	85,640	468
*,1	Livewire Group Inc.	71,578	465
*	Gambling.com Group Ltd.	57,228	442
*	ONE Group Hospitality Inc.	81,979	426
*	Nerdy Inc.	242,557	415
	Cato Corp. Class A	64,446	387
*	Big Lots Inc.	105,482	367
*,1	Mondee Holdings Inc.	169,368	366
*	iHeartMedia Inc. Class A	387,652	359
*	Traeger Inc.	130,602	338
*	WW International Inc.	203,208	337
*	Emerald Holding Inc.	57,607	328
	Marine Products Corp.	31,432	322
*,1	Torrid Holdings Inc.	45,076	302
*,1	Vuzix Corp.	221,842	297
*	Noodles & Co.	148,224	279
[1]	Big 5 Sporting Goods Corp.	79,279	275
*	Century Casinos Inc.	101,108	270
*	Purple Innovation Inc.	204,535	256
*	CarParts.com Inc.	204,086	241
*	Rent the Runway Inc. Class A	9,881	237
	NL Industries Inc.	32,049	236
*	Fossil Group Inc.	183,713	220
*	Allbirds Inc. Class A	369,781	218

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
*	Duluth Holdings Inc. Class B	51,526	204
*	VOXX International Corp.	44,079	163
*	Solo Brands Inc. Class A	74,528	145
	CompX International Inc.	5,726	138
*	Envela Corp.	27,969	132
*,1	United Homes Group Inc.	19,420	108
*	Lazydays Holdings Inc.	28,625	102
*	2U Inc.	300,229	84
*	Urban One Inc.	42,074	71
*	Urban One Inc. (XNCM)	33,574	71
*,1	Loop Media Inc.	136,433	27
*	Qurate Retail Inc. Class B	5,209	20
			1,238,014
Consumer Staples (2.9%)
*	Sprouts Farmers Market Inc.	381,992	30,170
*	BellRing Brands Inc.	494,490	28,764
	Coca-Cola Consolidated Inc.	17,894	17,555
	Lancaster Colony Corp.	73,231	13,584
	Primo Water Corp.	586,579	13,233
*	Simply Good Foods Co.	340,438	13,103
	WD-40 Co.	50,897	11,436
	Cal-Maine Foods Inc.	153,910	9,492
	J & J Snack Foods Corp.	56,495	9,192
	Energizer Holdings Inc.	268,547	7,686
	Edgewell Personal Care Co.	186,782	7,206
*	TreeHouse Foods Inc.	190,379	6,913
	Andersons Inc.	120,703	6,318
	Vector Group Ltd.	545,690	5,986
*	Chefs' Warehouse Inc.	132,022	5,204
	Utz Brands Inc.	270,054	5,007
*	Vital Farms Inc.	116,891	4,837
	MGP Ingredients Inc.	59,480	4,617
	Universal Corp.	90,429	4,337
*	Vita Coco Co. Inc.	141,404	4,116
*	National Beverage Corp.	88,986	4,111
	Weis Markets Inc.	61,892	4,057
	Ingles Markets Inc. Class A	53,311	3,899
*	Herbalife Ltd.	371,442	3,826
	John B Sanfilippo & Son Inc.	33,709	3,399
	Dole plc	268,923	3,327
	Fresh Del Monte Produce Inc.	127,948	2,989
	B&G Foods Inc.	290,550	2,772
*	United Natural Foods Inc.	223,234	2,681
*	Hain Celestial Group Inc.	335,620	2,571
	SpartanNash Co.	129,196	2,539
	Nu Skin Enterprises Inc. Class A	186,765	2,493
*	Mission Produce Inc.	180,908	2,144
*	SunOpta Inc.	351,413	2,112
	Turning Point Brands Inc.	64,266	2,109
*	USANA Health Sciences Inc.	42,612	2,028
	ACCO Brands Corp.	344,784	1,755
	Calavo Growers Inc.	64,695	1,745
*,1	Beyond Meat Inc.	220,840	1,676
*	Duckhorn Portfolio Inc.	200,432	1,617
	Oil-Dri Corp. of America	18,503	1,546
	Limoneira Co.	65,787	1,317
*,1	Westrock Coffee Co.	106,930	1,110
*	Seneca Foods Corp. Class A	18,509	1,094
	Medifast Inc.	40,756	1,049
	Village Super Market Inc. Class A	33,065	1,005
*,1	Brookfield Realty Capital Corp. Class A	151,639	879
	Natural Grocers by Vitamin Cottage Inc.	34,968	755
*	Nature's Sunshine Products Inc.	48,736	747
	Alico Inc.	26,724	715
*	Beauty Health Co.	307,545	680
*	GrowGeneration Corp.	222,429	563
*	HF Foods Group Inc.	151,050	533
*	Waldencast plc Class A	103,267	440
	PetMed Express Inc.	75,747	323

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
*,1	Forafric Global plc	19,111	212
*	Benson Hill Inc.	640,068	119
*	Zevia PBC Class A	92,286	79
			275,772
Energy (7.9%)
*	Weatherford International plc	267,026	32,134
	Permian resources Corp.	1,905,551	31,232
	Chord Energy Corp.	156,780	29,069
	Matador Resources Co.	424,774	26,952
*	NEXTracker Inc. Class A	471,831	26,031
	ChampionX Corp.	734,179	23,949
	Equitrans Midstream Corp.	1,637,826	23,388
	Murphy Oil Corp.	544,889	23,316
	Civitas Resources Inc.	303,351	22,314
	SM Energy Co.	434,291	21,901
	Noble Corp. plc	422,281	19,619
	PBF Energy Inc. Class A	413,698	19,167
*	Tidewater Inc.	174,157	17,996
*	Valaris Ltd.	223,176	17,274
	Magnolia Oil & Gas Corp. Class A	662,623	17,195
	Arcosa Inc.	181,420	15,949
*	CNX Resources Corp.	587,003	15,438
	Liberty Energy Inc.	616,068	15,211
	Patterson-UTI Energy Inc.	1,325,937	14,612
	Helmerich & Payne Inc.	365,195	13,899
	Alpha Metallurgical Resources Inc.	43,324	13,665
	Northern Oil & Gas Inc.	329,795	13,499
	Warrior Met Coal Inc.	193,962	13,273
	Cactus Inc. Class A	245,699	12,617
	California Resources Corp.	261,270	12,371
*	CONSOL Energy Inc.	114,567	11,877
[1]	Arch Resources Inc.	67,506	11,741
	Archrock Inc.	521,308	10,551
	Peabody Energy Corp.	423,220	10,487
*	Kosmos Energy Ltd.	1,711,925	10,443
	Golar LNG Ltd.	371,288	9,761
*	Seadrill Ltd.	175,696	9,113
*	Oceaneering International Inc.	376,921	8,925
*	Array Technologies Inc.	567,912	8,053
*	Expro Group Holdings NV	336,028	7,376
	Sitio Royalties Corp. Class A	308,407	7,226
*	Gulfport Energy Corp.	41,028	6,639
*	Talos Energy Inc.	521,907	6,268
*	Helix Energy Solutions Group Inc.	540,052	6,216
	Delek US Holdings Inc.	238,034	6,060
	World Kinect Corp.	224,203	5,906
*	DNOW Inc.	399,813	5,833
*	Diamond Offshore Drilling Inc.	381,777	5,795
	Borr Drilling Ltd.	824,736	5,682
*	Par Pacific Holdings Inc.	207,213	5,624
	Kinetik Holdings Inc.	136,577	5,598
*	Fluence Energy Inc.	220,363	5,538
*	Shoals Technologies Group Inc. Class A	644,283	5,071
*	Ameresco Inc. Class A	120,501	4,401
*	Vital Energy Inc.	87,565	4,278
*	MRC Global Inc.	314,761	4,183
	Comstock Resources Inc.	345,724	4,048
*	Green Plains Inc.	221,640	3,806
	Crescent Energy Co. Class A	289,848	3,652
*	SilverBow Resources Inc.	87,198	3,418
*	ProPetro Holding Corp.	355,166	3,402
	SunCoke Energy Inc.	314,474	3,318
	Core Laboratories Inc.	176,442	3,307
	Select Water Solutions Inc.	298,450	3,262
*	Bristow Group Inc.	88,521	3,179
	CVR Energy Inc.	111,486	3,106
*	REX American Resources Corp.	58,197	2,909
*	Nabors Industries Ltd. (XNYS)	34,292	2,564
	VAALCO Energy Inc.	394,157	2,515

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
*	Dril-Quip Inc.	127,261	2,461
	Vitesse Energy Inc.	94,403	2,409
*	Newpark Resources Inc.	280,416	2,378
*	Centrus Energy Corp. Class A	45,962	2,281
	RPC Inc.	318,030	2,172
*	NextDecade Corp.	291,557	2,088
	Berry Corp.	281,722	1,964
*	TETRA Technologies Inc.	469,571	1,742
	SandRidge Energy Inc.	120,021	1,675
	Kodiak Gas Services Inc.	59,575	1,641
	Atlas Energy Solutions Inc.	66,409	1,608
*,1	FuelCell Energy Inc.	1,704,435	1,531
*	Montauk Renewables Inc.	249,553	1,338
	Ramaco Resources Inc. Class A	85,038	1,203
*	SEACOR Marine Holdings Inc.	90,121	1,186
*,1	Tellurian Inc.	2,219,209	1,141
*,1	SunPower Corp.	325,280	1,086
*	Oil States International Inc.	235,737	1,054
*,1	Solid Power Inc.	581,697	1,030
	Solaris Oilfield Infrastructure Inc. Class A	109,292	1,001
	Riley Exploration Permian Inc.	34,084	995
*	DMC Global Inc.	73,003	948
*	ProFrac Holding Corp. Class A	96,513	928
*	Amplify Energy Corp.	136,384	859
*,1	TPI Composites Inc.	154,306	846
	Granite Ridge Resources Inc.	126,751	830
	W&T Offshore Inc.	366,756	818
*	Ring Energy Inc.	450,910	807
*,1	EVgo Inc.	385,919	783
*	Hallador Energy Co.	85,176	764
[1]	HighPeak Energy Inc.	45,176	713
*,1	Stem Inc.	535,747	713
	Evolution Petroleum Corp.	116,361	669
*	Forum Energy Technologies Inc.	36,473	665
*,1	Gevo Inc.	877,145	600
	Ranger Energy Services Inc.	55,560	586
	NACCO Industries Inc. Class A	16,209	539
*,1	Energy Vault Holdings Inc.	370,281	485
*	Empire Petroleum Corp.	51,002	369
*	PrimeEnergy Resources Corp.	2,877	328
*	Mammoth Energy Services Inc.	86,488	321
*,1	ESS Tech Inc.	337,198	251
*	KLX Energy Services Holdings Inc.	46,698	239
*,1	Maxeon Solar Technologies Ltd.	109,217	205
	Ramaco Resources Inc. Class B	15,757	172
*	FTC Solar Inc.	262,094	136
*	Verde Clean Fuels Inc.	2,163	10
	APA Corp.	1	—
			771,770
Financials (14.7%)
	Jackson Financial Inc. Class A	299,263	22,747
	Essent Group Ltd.	392,870	22,276
	SouthState Corp.	285,221	22,050
	Selective Insurance Group Inc.	225,825	22,043
	Old National Bancorp	1,180,176	20,169
*	Mr Cooper Group Inc.	241,802	20,166
	Cadence Bank	682,952	19,498
	Radian Group Inc.	576,204	18,001
	Hamilton Lane Inc. Class A	136,974	17,189
	FirstCash Holdings Inc.	141,265	16,658
	Home BancShares Inc.	707,110	16,631
*,1	Marathon Digital Holdings Inc.	840,147	16,400
	United Bankshares Inc.	490,261	15,904
	Glacier Bancorp Inc.	418,222	15,633
	Hancock Whitney Corp.	325,162	15,195
	First Financial Bankshares Inc.	488,566	14,647
	Moelis & Co. Class A	250,488	14,180
*	Enstar Group Ltd.	44,726	14,006
	Piper Sandler Cos.	65,040	13,774

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
	UMB Financial Corp.	165,894	13,676
	Ameris Bancorp	247,888	12,382
	Associated Banc-Corp.	566,788	12,141
*	Oscar Health Inc. Class A	603,873	12,053
	CNO Financial Group Inc.	419,969	12,049
	ServisFirst Bancshares Inc.	191,033	11,806
	BGC Group Inc. Class A	1,342,511	11,640
	Valley National Bancorp	1,618,745	11,542
	Walker & Dunlop Inc.	119,300	11,452
	International Bancshares Corp.	201,258	11,437
[1]	Blackstone Mortgage Trust Inc. Class A	646,072	11,267
	United Community Banks Inc.	433,208	11,116
	First BanCorp (XNYS)	625,261	11,086
*	Axos Financial Inc.	205,170	11,053
	Atlantic Union Bankshares Corp.	333,397	10,879
	Fulton Financial Corp.	637,868	10,742
*	Texas Capital Bancshares Inc.	177,085	10,675
*	Genworth Financial Inc. Class A	1,688,815	10,623
	Artisan Partners Asset Management Inc. Class A	230,322	10,141
	WSFS Financial Corp.	226,265	9,969
*	NMI Holdings Inc. Class A	298,816	9,915
	Cathay General Bancorp	260,437	9,595
	PJT Partners Inc. Class A	88,950	9,488
[1]	Arbor Realty Trust Inc.	690,225	9,442
	Community Bank System Inc.	199,626	9,075
	StepStone Group Inc. Class A	206,499	8,867
	PennyMac Financial Services Inc.	95,655	8,671
	Bank of Hawaii Corp.	146,915	8,483
	Independent Bank Corp. (XNGS)	165,620	8,412
	CVB Financial Corp.	498,696	8,248
	First Interstate BancSystem Inc. Class A	309,621	8,217
	Simmons First National Corp. Class A	465,434	8,089
	BankUnited Inc.	278,737	7,997
	Eastern Bankshares Inc.	580,968	7,959
	Pacific Premier Bancorp Inc.	355,815	7,913
	First Financial Bancorp	352,960	7,871
*	Palomar Holdings Inc.	91,443	7,758
*	StoneX Group Inc.	101,644	7,630
*	Baldwin Insurance Group Inc.	225,891	7,608
	Seacoast Banking Corp. of Florida	315,675	7,472
	Park National Corp.	53,683	7,379
	First Merchants Corp.	221,440	7,319
*	Riot Platforms Inc.	741,366	7,221
	Towne Bank	262,993	7,151
	Banc of California Inc.	514,615	7,133
	WaFd Inc.	254,467	7,128
	BancFirst Corp.	82,594	7,115
	Heartland Financial USA Inc.	158,449	6,965
*,1	Upstart Holdings Inc.	278,297	6,880
	Cohen & Steers Inc.	97,499	6,853
	Provident Financial Services Inc.	470,171	6,770
	Trustmark Corp.	228,303	6,655
*	Enova International Inc.	106,301	6,553
*	Bancorp Inc.	192,767	6,475
	OFG Bancorp	173,173	6,435
	NBT Bancorp Inc.	172,002	6,395
	Stewart Information Services Corp.	100,385	6,355
	Independent Bank Group Inc.	135,852	6,255
	Renasant Corp.	207,189	6,241
*	Triumph Financial Inc.	83,386	6,196
	Bank of NT Butterfield & Son Ltd.	181,588	6,187
	Banner Corp.	128,494	6,017
	Federal Agricultural Mortgage Corp. Class C	34,248	5,982
	WesBanco Inc.	216,614	5,979
	Virtus Investment Partners Inc.	25,641	5,861
	Lakeland Financial Corp.	92,862	5,760
	Mercury General Corp.	100,524	5,612
	City Holding Co.	54,770	5,599
	Compass Diversified Holdings	237,302	5,401
	Apollo Commercial Real Estate Finance Inc.	533,261	5,386

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
	Hilltop Holdings Inc.	174,726	5,345
	Horace Mann Educators Corp.	154,283	5,272
	Enterprise Financial Services Corp.	136,003	5,262
*	Goosehead Insurance Inc. Class A	81,002	5,225
	Victory Capital Holdings Inc. Class A	100,381	5,223
	Northwest Bancshares Inc.	476,906	5,222
	Pathward Financial Inc.	97,679	5,207
	WisdomTree Inc.	517,418	5,159
	First Commonwealth Financial Corp.	379,286	5,124
	National Bank Holdings Corp. Class A	137,988	5,032
	Nelnet Inc. Class A	48,516	5,029
	Ready Capital Corp.	601,883	4,996
	Two Harbors Investment Corp.	388,710	4,995
	FB Financial Corp.	133,135	4,926
*	Customers Bancorp Inc.	107,207	4,856
	Stock Yards Bancorp Inc.	101,932	4,776
	Ladder Capital Corp.	424,580	4,747
	Westamerica BanCorp	97,027	4,737
	Navient Corp.	312,871	4,715
	First Bancorp/Southern Pines NC	149,259	4,709
	S&T Bancorp Inc.	143,213	4,570
	Hope Bancorp Inc.	432,624	4,556
*	Cannae Holdings Inc.	248,430	4,516
	PennyMac Mortgage Investment Trust	325,549	4,454
	TriCo Bancshares	116,736	4,445
*,1	Trupanion Inc.	148,601	4,439
	First Busey Corp.	194,841	4,405
	Live Oak Bancshares Inc.	126,353	4,357
	Safety Insurance Group Inc.	53,961	4,174
	National Western Life Group Inc. Class A	8,503	4,171
*	Skyward Specialty Insurance Group Inc.	111,684	4,168
	Stellar Bancorp Inc.	182,870	4,131
	MFA Financial Inc. REIT	383,739	4,106
	Employers Holdings Inc.	96,209	4,058
	Veritex Holdings Inc.	196,059	4,000
	Franklin BSP Realty Trust Inc. REIT	311,680	3,971
	Nicolet Bankshares Inc.	48,945	3,942
*	Encore Capital Group Inc.	87,381	3,866
	Sandy Spring Bancorp Inc.	163,899	3,842
	Peoples Bancorp Inc.	131,098	3,822
[1]	Fidelis Insurance Holdings Ltd.	226,404	3,754
*	LendingClub Corp.	406,005	3,622
	Berkshire Hills Bancorp Inc.	162,404	3,610
[1]	ARMOUR Residential REIT Inc.	184,843	3,575
	Preferred Bank	47,655	3,561
	QCR Holdings Inc.	61,892	3,507
*	SiriusPoint Ltd.	265,846	3,496
	Origin Bancorp Inc.	109,733	3,431
	Ellington Financial Inc.	282,696	3,426
	Enact Holdings Inc.	110,650	3,398
	Chimera Investment Corp.	284,959	3,391
	German American Bancorp Inc.	104,703	3,314
	OceanFirst Financial Corp.	217,764	3,277
	1st Source Corp.	61,568	3,166
	AMERISAFE Inc.	71,703	3,143
*	PRA Group Inc.	145,265	3,135
*,1	Lemonade Inc.	189,504	3,129
	Redwood Trust Inc.	492,483	3,122
	Banco Latinoamericano de Comercio Exterior SA Class E	102,754	3,084
*	Ambac Financial Group Inc.	166,250	2,946
	Brightspire Capital Inc.	481,583	2,914
	First Bancshares Inc.	114,723	2,908
	Southside Bancshares Inc.	107,384	2,879
	Bank First Corp.	34,926	2,851
*	Assetmark Financial Holdings Inc.	82,347	2,832
	F&G Annuities & Life Inc.	69,922	2,826
	Brookline Bancorp Inc.	326,450	2,824
*	ProAssurance Corp.	191,064	2,746
	Brightsphere Investment Group Inc.	121,756	2,699
	Claros Mortgage Trust Inc.	342,011	2,698

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
	Patria Investments Ltd. Class A	207,056	2,692
	First Mid Bancshares Inc.	83,431	2,648
	HCI Group Inc.	27,232	2,611
	Premier Financial Corp.	132,323	2,608
	Dynex Capital Inc.	211,329	2,589
	ConnectOne Bancorp Inc.	137,018	2,554
	Community Trust Bancorp Inc.	58,417	2,460
	Capitol Federal Financial Inc.	470,343	2,432
	Perella Weinberg Partners	157,370	2,430
	Tompkins Financial Corp.	51,781	2,429
	Dime Community Bancshares Inc.	131,017	2,420
*	Open Lending Corp. Class A	373,627	2,417
	Merchants Bancorp	59,460	2,381
	Univest Financial Corp.	109,077	2,378
	Heritage Financial Corp.	129,851	2,354
	Old Second Bancorp Inc.	162,701	2,353
	Burke & Herbert Financial Services Corp.	45,434	2,276
	Mercantile Bank Corp.	58,821	2,253
	First Community Bankshares Inc.	64,555	2,243
	TPG RE Finance Trust Inc.	259,441	2,226
*	CrossFirst Bankshares Inc.	169,584	2,220
	Byline Bancorp Inc.	92,595	2,139
	Amerant Bancorp Inc.	96,694	2,131
	KKR Real Estate Finance Trust Inc.	220,673	2,088
	New York Mortgage Trust Inc.	341,048	2,029
	Central Pacific Financial Corp.	98,933	2,006
[1]	Brookfield Business Corp. Class A	97,401	2,002
	Eagle Bancorp Inc.	110,398	1,990
	Horizon Bancorp Inc.	161,186	1,970
*	World Acceptance Corp.	15,202	1,953
	TrustCo Bank Corp. NY	69,568	1,934
	Business First Bancshares Inc.	89,349	1,917
	Cambridge Bancorp	28,319	1,896
	Independent Bank Corp.	74,600	1,869
	Equity Bancshares Inc. Class A	54,944	1,852
[1]	B Riley Financial Inc.	76,878	1,842
	Hanmi Financial Corp.	114,683	1,807
*	Coastal Financial Corp.	40,713	1,805
	Heritage Commerce Corp.	220,816	1,800
	Universal Insurance Holdings Inc.	90,558	1,785
	Midland States Bancorp Inc.	78,172	1,776
	United Fire Group Inc.	78,801	1,753
	Great Southern Bancorp Inc.	33,024	1,733
	Camden National Corp.	53,355	1,730
*	LendingTree Inc.	39,894	1,715
	Invesco Mortgage Capital Inc. REIT	183,801	1,708
	Metrocity Bankshares Inc.	68,886	1,698
	Amalgamated Financial Corp.	66,187	1,673
	Farmers National Banc Corp.	136,379	1,667
	Washington Trust Bancorp Inc.	63,341	1,663
	Republic Bancorp Inc. Class A	32,034	1,659
[1]	Orchid Island Capital Inc.	194,302	1,652
*	Metropolitan Bank Holding Corp.	39,062	1,643
*	Columbia Financial Inc.	111,070	1,611
	GCM Grosvenor Inc. Class A	158,017	1,588
	HarborOne Bancorp Inc.	151,992	1,582
	First Financial Corp.	42,681	1,581
	Tiptree Inc.	89,539	1,565
	Diamond Hill Investment Group Inc.	10,236	1,536
	HomeTrust Bancshares Inc.	55,239	1,525
	Southern Missouri Bancorp Inc.	35,242	1,484
	CNB Financial Corp.	76,256	1,479
	Bar Harbor Bankshares	55,952	1,470
	Arrow Financial Corp.	55,673	1,398
	Northeast Bank	25,144	1,398
	SmartFinancial Inc.	59,774	1,383
	Macatawa Bank Corp.	98,331	1,383
	Peapack-Gladstone Financial Corp.	63,052	1,368
	Capital City Bank Group Inc.	49,819	1,353
	Northfield Bancorp Inc.	149,989	1,329

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
	P10 Inc. Class A	164,497	1,329
	Flushing Financial Corp.	103,942	1,322
	Alerus Financial Corp.	66,856	1,293
*	Greenlight Capital Re Ltd. Class A	97,220	1,292
	Shore Bancshares Inc.	112,264	1,270
	NewtekOne Inc.	87,784	1,207
	Kearny Financial Corp.	209,947	1,190
	Northrim BanCorp Inc.	20,343	1,188
	Esquire Financial Holdings Inc.	25,811	1,181
	South Plains Financial Inc.	43,508	1,181
	MidWestOne Financial Group Inc.	53,773	1,151
	First Foundation Inc.	194,111	1,149
	Mid Penn Bancorp Inc.	52,948	1,133
	RBB Bancorp	60,820	1,117
	Five Star Bancorp	47,771	1,095
*	Hamilton Insurance Group Ltd. Class B	63,163	1,090
*	Carter Bankshares Inc.	84,898	1,082
	James River Group Holdings Ltd.	138,035	1,078
	Sierra Bancorp	50,690	1,066
	West BanCorp Inc.	61,080	1,058
	Farmers & Merchants Bancorp Inc.	47,324	1,044
	Community West Bancshares	59,360	1,031
*	Third Coast Bancshares Inc.	48,213	1,017
	Financial Institutions Inc.	56,963	1,003
	Orrstown Financial Services Inc.	38,391	1,002
	First Business Financial Services Inc.	29,237	994
	Peoples Financial Services Corp.	25,453	992
	Citizens & Northern Corp.	55,864	979
	Home Bancorp Inc.	27,073	979
	ACNB Corp.	30,885	975
	HBT Financial Inc.	49,934	974
[1]	Hingham Institution for Savings	5,636	963
	Chicago Atlantic Real Estate Finance Inc.	60,848	955
	MBIA Inc.	166,875	943
	Orange County Bancorp Inc.	19,140	938
	First Bank	75,979	925
	Bank of Marin Bancorp	59,596	917
	Enterprise Bancorp Inc.	36,396	915
	First Bancorp Inc. (XNGS)	37,112	897
*	American Coastal Insurance Corp. Class C	75,106	886
	Guaranty Bancshares Inc.	30,281	883
*	Bridgewater Bancshares Inc.	75,640	852
	Investors Title Co.	4,577	843
	Regional Management Corp.	30,408	836
	Greene County Bancorp Inc.	26,511	833
	Civista Bancshares Inc.	57,739	827
	Red River Bancshares Inc.	18,029	827
	BayCom Corp.	40,599	819
	FS Bancorp Inc.	24,691	810
	Fidelity D&D Bancorp Inc.	17,444	806
	Northeast Community Bancorp Inc.	47,206	805
	First of Long Island Corp.	80,371	804
	Primis Financial Corp.	76,625	804
	MVB Financial Corp.	42,714	800
	John Marshall Bancorp Inc.	46,416	800
	Waterstone Financial Inc.	66,025	799
*	Southern First Bancshares Inc.	29,024	797
	Codorus Valley Bancorp Inc.	34,816	766
	Donegal Group Inc. Class A	57,756	765
	Unity Bancorp Inc.	26,976	755
	Colony Bankcorp Inc.	62,397	754
	Southern States Bancshares Inc.	28,433	754
*	Blue Foundry Bancorp	81,255	747
*	Maiden Holdings Ltd.	343,479	732
	Capital Bancorp Inc.	35,705	719
	AFC Gamma Inc.	60,872	715
	Plumas Bancorp	20,229	706
*	Hippo Holdings Inc.	39,419	695
	Norwood Financial Corp.	27,403	694
	Timberland Bancorp Inc.	27,833	689

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
*	Ponce Financial Group Inc.	73,288	686
*	FVCBankcorp Inc.	60,459	665
	National Bankshares Inc.	21,310	655
	Ames National Corp.	31,967	655
*	Forge Global Holdings Inc.	412,479	652
	NexPoint Diversified Real Estate Trust	118,388	652
	ChoiceOne Financial Services Inc.	26,313	649
	Parke Bancorp Inc.	38,660	627
	HomeStreet Inc.	68,383	624
*	eHealth Inc.	104,674	620
	PCB Bancorp	40,653	619
	Middlefield Banc Corp.	29,307	618
	LCNB Corp.	43,731	617
*	Ocwen Financial Corp.	24,581	602
*	Velocity Financial Inc.	32,419	600
	Granite Point Mortgage Trust Inc.	190,138	599
	Oak Valley Bancorp	25,062	597
	Citizens Financial Services Inc.	14,125	593
	Princeton Bancorp Inc.	19,221	588
	Chemung Financial Corp.	13,184	572
[1]	Angel Oak Mortgage REIT Inc.	44,710	558
	BCB Bancorp Inc.	55,715	557
	Bankwell Financial Group Inc.	22,285	551
	Silvercrest Asset Management Group Inc. Class A	35,722	546
	ESSA Bancorp Inc.	31,604	544
	Penns Woods Bancorp Inc.	27,052	538
	Evans Bancorp Inc.	20,082	531
	C&F Financial Corp.	11,844	520
	Virginia National Bankshares Corp.	17,732	519
*	First Western Financial Inc.	30,530	515
	Crawford & Co. Class A	53,942	490
	USCB Financial Holdings Inc.	39,925	482
*	NI Holdings Inc.	29,991	464
	First Community Corp.	27,381	458
	MainStreet Bancshares Inc.	26,222	443
*	Pioneer Bancorp Inc.	43,568	436
*	AlTi Global Inc.	88,956	424
	Nexpoint Real Estate Finance Inc.	29,739	423
	Bank7 Corp.	13,817	418
*	Sterling Bancorp Inc.	80,427	401
*	Security National Financial Corp. Class A	49,441	398
*	Kingsway Financial Services Inc.	41,886	336
*	Consumer Portfolio Services Inc.	31,589	262
*	SWK Holdings Corp.	14,061	242
*	Blue Ridge Bankshares Inc.	65,866	191
*,1	Bakkt Holdings Inc.	10,763	189
*	GoHealth Inc. Class A	15,632	164
	MarketWise Inc.	122,999	160
	OppFi Inc.	39,358	127
	Value Line Inc.	3,331	126
*	Finance of America Cos. Inc. Class A	197,721	114
*	Bowhead Specialty Holdings Inc.	2,108	56
			1,432,480
Health Care (14.7%)
*	Insmed Inc.	533,729	29,382
*	Vaxcyte Inc.	397,848	27,957
*	HealthEquity Inc.	318,922	26,050
*	Intra-Cellular Therapies Inc.	376,208	25,296
	Ensign Group Inc.	204,353	24,776
*	Blueprint Medicines Corp.	227,897	24,057
*	Viking Therapeutics Inc.	383,758	23,893
*	Halozyme Therapeutics Inc.	486,648	21,554
*	Lantheus Holdings Inc.	255,031	20,869
*	Glaukos Corp.	177,800	20,042
*	REVOLUTION Medicines Inc.	522,764	20,038
*	Cytokinetics Inc.	393,869	19,107
*	Option Care Health Inc.	628,297	18,736
*	Merit Medical Systems Inc.	213,074	17,291
*	TransMedics Group Inc.	118,892	16,217

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
*	Haemonetics Corp.	187,991	15,806
*	Integer Holdings Corp.	124,434	15,086
*	Alkermes plc	621,853	14,551
	Select Medical Holdings Corp.	389,688	13,464
*	RadNet Inc.	225,785	13,240
*,1	Madrigal Pharmaceuticals Inc.	55,450	13,095
*	Krystal Biotech Inc.	81,027	12,968
*	Axonics Inc.	186,336	12,501
*	LivaNova plc	203,317	12,417
*	Bridgebio Pharma Inc.	437,178	12,245
*	Prestige Consumer Healthcare Inc.	186,820	12,014
*	Guardant Health Inc.	423,380	11,474
*	Crinetics Pharmaceuticals Inc.	247,228	10,979
*	Cerevel Therapeutics Holdings Inc.	268,332	10,932
*	Neogen Corp.	816,910	10,742
*	Amicus Therapeutics Inc.	1,087,874	10,661
*	SpringWorks Therapeutics Inc.	256,682	10,642
*	iRhythm Technologies Inc.	114,996	10,144
*	PROCEPT BioRobotics Corp.	151,257	10,043
*	Inari Medical Inc.	200,542	10,027
*	Arrowhead Pharmaceuticals Inc.	435,402	9,992
*	PTC Therapeutics Inc.	270,101	9,821
*	Axsome Therapeutics Inc.	133,612	9,811
*	Corcept Therapeutics Inc.	305,359	9,213
*	Twist Bioscience Corp.	216,809	9,084
*	Ideaya Biosciences Inc.	246,659	9,015
*	Hims & Hers Health Inc.	464,229	9,015
*	Biohaven Ltd.	256,395	8,999
*	Evolent Health Inc. Class A	421,575	8,933
	CONMED Corp.	114,894	8,783
*	Vericel Corp.	178,559	8,517
*	TG Therapeutics Inc.	519,723	8,471
*	Denali Therapeutics Inc.	447,690	8,309
*	Dyne Therapeutics Inc.	254,629	8,118
*	Progyny Inc.	297,853	8,027
*	Iovance Biotherapeutics Inc.	889,403	7,898
*	CorVel Corp.	32,701	7,843
*	Surgery Partners Inc.	283,414	7,822
*	Celldex Therapeutics Inc.	232,964	7,758
	Patterson Cos. Inc.	313,048	7,698
*	STAAR Surgical Co.	184,085	7,645
*	ADMA Biologics Inc.	798,999	7,630
*	Agios Pharmaceuticals Inc.	208,279	7,569
*	Myriad Genetics Inc.	328,821	7,484
*	Arcellx Inc.	143,792	7,477
*	Avidity Biosciences Inc.	277,282	7,448
*	Privia Health Group Inc.	422,186	7,333
*	Intellia Therapeutics Inc.	336,189	7,188
*	Rhythm Pharmaceuticals Inc.	200,158	7,142
*	Apogee Therapeutics Inc.	155,076	7,078
*	ACADIA Pharmaceuticals Inc.	459,677	6,941
*	UFP Technologies Inc.	26,584	6,921
*	Geron Corp. (XNGS)	1,920,458	6,818
*	Catalyst Pharmaceuticals Inc.	417,635	6,753
*	Astrana Health Inc.	162,657	6,739
*	Addus HomeCare Corp.	58,644	6,733
*	Beam Therapeutics Inc.	279,641	6,661
*	NeoGenomics Inc.	477,615	6,548
*	Nuvalent Inc. Class A	99,649	6,539
*,1	Novavax Inc.	425,456	6,395
*	Arvinas Inc.	189,052	6,265
*	RxSight Inc.	106,526	6,229
*	Protagonist Therapeutics Inc.	214,288	6,032
*	Amphastar Pharmaceuticals Inc.	141,674	5,997
*	Ardelyx Inc.	864,097	5,928
	LeMaitre Vascular Inc.	74,013	5,838
*	Dynavax Technologies Corp.	486,512	5,833
	US Physical Therapy Inc.	55,876	5,731
*	Warby Parker Inc. Class A	323,165	5,723
*	Vera Therapeutics Inc.	150,314	5,710

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
*	Syndax Pharmaceuticals Inc.	295,534	5,695
*	Veracyte Inc.	273,017	5,665
*	Inmode Ltd.	290,904	5,565
*	Omnicell Inc.	168,582	5,494
*	Kura Oncology Inc.	264,986	5,461
*	Ligand Pharmaceuticals Inc.	63,248	5,379
*	Pacira BioSciences Inc.	170,791	5,180
*	Xencor Inc.	217,896	5,177
*	Immunovant Inc.	202,337	5,137
*	Deciphera Pharmaceuticals Inc.	199,790	5,103
*	Rocket Pharmaceuticals Inc.	235,577	5,023
*	Supernus Pharmaceuticals Inc.	184,542	5,005
	National HealthCare Corp.	46,825	4,952
*	Kymera Therapeutics Inc.	152,921	4,910
*	Owens & Minor Inc.	278,427	4,853
*	Brookdale Senior Living Inc.	699,434	4,693
*	BioCryst Pharmaceuticals Inc.	708,290	4,576
*	MannKind Corp.	979,277	4,573
*	Keros Therapeutics Inc.	96,301	4,514
*	Akero Therapeutics Inc.	231,207	4,351
*	Morphic Holding Inc.	143,079	4,345
*,1	Recursion Pharmaceuticals Inc. Class A	522,263	4,324
*	Collegium Pharmaceutical Inc.	122,851	4,071
*	AtriCure Inc.	174,657	3,937
*,2	Summit Therapeutics Inc. (XNMS)	434,633	3,775
*	Phreesia Inc.	198,962	3,764
*	Edgewise Therapeutics Inc.	216,288	3,705
*	4D Molecular Therapeutics Inc.	152,313	3,651
*	Tarsus Pharmaceuticals Inc.	109,435	3,607
*	ANI Pharmaceuticals Inc.	55,017	3,571
*	Harmony Biosciences Holdings Inc.	121,184	3,563
*	Artivion Inc.	147,073	3,471
*	Avanos Medical Inc.	174,018	3,465
*	Innoviva Inc.	219,281	3,462
*	Janux Therapeutics Inc.	64,554	3,454
*	AdaptHealth Corp.	359,916	3,412
*	Arcturus Therapeutics Holdings Inc.	87,278	3,387
*	Alphatec Holdings Inc.	345,824	3,358
*,1	Cassava Sciences Inc.	151,115	3,329
*	Prothena Corp. plc	157,654	3,281
*	Ironwood Pharmaceuticals Inc.	517,900	3,263
*	Vir Biotechnology Inc.	313,352	3,218
*,1	ImmunityBio Inc.	495,406	3,181
*	Silk Road Medical Inc.	144,538	3,142
*	Day One Biopharmaceuticals Inc.	235,535	3,126
*	MiMedx Group Inc.	431,245	3,083
*	Amneal Pharmaceuticals Inc.	455,065	3,040
*	Arcus Biosciences Inc.	200,949	3,028
*	Healthcare Services Group Inc.	280,071	3,019
*	BioLife Solutions Inc.	133,028	2,857
*	CG oncology Inc.	87,477	2,850
*	Nurix Therapeutics Inc.	178,073	2,805
*	Aurinia Pharmaceuticals Inc.	506,515	2,745
*	Sana Biotechnology Inc.	358,304	2,687
	Embecta Corp.	216,413	2,677
*	Pliant Therapeutics Inc.	213,629	2,591
*	Zentalis Pharmaceuticals Inc.	217,569	2,585
*	Cytek Biosciences Inc.	452,898	2,550
*	CareDx Inc.	194,909	2,536
*	Alignment Healthcare Inc.	320,841	2,528
*	Pennant Group Inc.	107,292	2,526
*	Cogent Biosciences Inc.	310,825	2,490
	HealthStream Inc.	90,878	2,480
*	Ocular Therapeutix Inc.	434,558	2,477
*	Arcutis Biotherapeutics Inc.	295,302	2,469
*	Liquidia Corp.	188,105	2,421
	Atrion Corp.	5,150	2,370
*	89bio Inc.	297,368	2,349
*	Pediatrix Medical Group Inc.	314,553	2,299
*	Cullinan Therapeutics Inc.	96,972	2,279

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
*	Relay Therapeutics Inc.	354,816	2,274
*	Kiniksa Pharmaceuticals Ltd. Class A	119,314	2,268
*	BrightSpring Health Services Inc.	201,494	2,267
*	Varex Imaging Corp.	146,260	2,260
*	Mirum Pharmaceuticals Inc.	92,715	2,228
*	Viridian Therapeutics Inc.	185,975	2,222
*	LifeStance Health Group Inc.	397,411	2,214
*	REGENXBIO Inc.	153,671	2,205
*	Sage Therapeutics Inc.	197,801	2,198
*	Castle Biosciences Inc.	93,264	2,169
*	Surmodics Inc.	51,329	2,159
*	Quanterix Corp.	133,657	2,135
*	PetIQ Inc.	102,017	2,118
*	SI-BONE Inc.	148,966	2,093
*,1	OPKO Health Inc.	1,506,540	2,064
*	Harrow Inc.	113,239	2,033
*	Travere Therapeutics Inc.	273,331	2,028
*	Evolus Inc.	156,347	2,022
*	Scholar Rock Holding Corp.	215,263	2,021
*,1	Enliven Therapeutics Inc.	87,541	1,976
*	Avid Bioservices Inc.	236,403	1,913
*	OrthoPediatrics Corp.	59,355	1,874
*	Community Health Systems Inc.	469,965	1,861
*	Accolade Inc.	259,830	1,840
*	Orthofix Medical Inc.	132,014	1,813
*	Lyell Immunopharma Inc.	649,097	1,798
*	Zymeworks Inc.	209,767	1,779
*	Astria Therapeutics Inc.	186,758	1,769
*	Longboard Pharmaceuticals Inc.	93,608	1,766
*	Enhabit Inc.	188,868	1,736
*	Humacyte Inc.	231,183	1,729
*	WaVe Life Sciences Ltd.	276,599	1,709
*	Nuvation Bio Inc.	547,495	1,697
*	Pacific Biosciences of California Inc.	945,647	1,693
*	AnaptysBio Inc.	69,855	1,672
*	Y-mAbs Therapeutics Inc.	137,783	1,667
*	Zimvie Inc.	97,294	1,620
*	Editas Medicine Inc.	309,264	1,608
*	Arbutus Biopharma Corp.	476,003	1,599
*	Fulgent Genetics Inc.	76,572	1,581
*	Theravance Biopharma Inc.	182,713	1,575
*	iTeos Therapeutics Inc.	93,594	1,567
*	Altimmune Inc.	203,149	1,526
*	Cargo Therapeutics Inc.	80,253	1,525
*	Stoke Therapeutics Inc.	104,171	1,523
	National Research Corp.	53,985	1,516
*	OmniAb Inc.	347,279	1,507
*,1	Nano-X Imaging Ltd.	179,150	1,498
*	EyePoint Pharmaceuticals Inc.	139,196	1,491
*	Adaptive Biotechnologies Corp.	426,645	1,472
*	MaxCyte Inc.	328,371	1,471
*	Heron Therapeutics Inc.	390,963	1,447
*	Anika Therapeutics Inc.	55,312	1,419
*	Health Catalyst Inc.	213,368	1,415
*	KalVista Pharmaceuticals Inc.	118,033	1,377
*	Savara Inc.	336,158	1,375
*,1	UroGen Pharma Ltd.	103,257	1,373
	Phibro Animal Health Corp. Class A	76,434	1,348
*	Alector Inc.	272,708	1,342
*	ORIC Pharmaceuticals Inc.	147,492	1,326
*	ModivCare Inc.	48,255	1,318
*	Cabaletta Bio Inc.	129,057	1,315
*	Taro Pharmaceutical Industries Ltd.	30,366	1,300
	SIGA Technologies Inc.	172,097	1,287
*	Verve Therapeutics Inc.	247,395	1,284
*	OraSure Technologies Inc.	271,238	1,283
*	Nevro Corp.	134,873	1,261
*	Paragon 28 Inc.	163,434	1,257
*	Voyager Therapeutics Inc.	148,603	1,248
*	Entrada Therapeutics Inc.	79,853	1,235

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
*	Annexon Inc.	254,544	1,229
*	Cerus Corp.	669,701	1,199
*	HilleVax Inc.	98,656	1,198
*	Disc Medicine Inc.	34,973	1,187
*	Fate Therapeutics Inc.	319,581	1,176
	iRadimed Corp.	27,635	1,174
*	Tango Therapeutics Inc.	168,630	1,167
*	Xeris Biopharma Holdings Inc.	503,635	1,136
*,1	Phathom Pharmaceuticals Inc.	120,466	1,135
*	Acelyrin Inc.	273,656	1,127
*	Agenus Inc.	71,419	1,121
*	Tactile Systems Technology Inc.	87,787	1,118
*	Emergent BioSolutions Inc.	195,218	1,113
*,1	Anavex Life Sciences Corp.	272,010	1,104
*,1	CorMedix Inc.	205,810	1,085
*	Vanda Pharmaceuticals Inc.	211,592	1,081
*	Celcuity Inc.	67,761	1,071
*	Atea Pharmaceuticals Inc.	289,890	1,064
*	ALX Oncology Holdings Inc.	99,409	1,057
*	Axogen Inc.	153,207	1,046
*	Pulmonx Corp.	140,191	1,016
*	Treace Medical Concepts Inc.	169,619	997
*	Terns Pharmaceuticals Inc.	164,013	986
*	Replimune Group Inc.	184,943	975
*	Olema Pharmaceuticals Inc.	100,613	974
*	Sutro Biopharma Inc.	230,028	972
*	Aura Biosciences Inc.	132,136	971
*,1	Prime Medicine Inc.	149,364	968
*	Third Harmonic Bio Inc.	72,346	963
*	Mersana Therapeutics Inc.	410,807	957
*	Viemed Healthcare Inc.	128,611	953
*	Enanta Pharmaceuticals Inc.	75,341	940
*	Revance Therapeutics Inc.	330,830	940
*	Mineralys Therapeutics Inc.	73,094	933
*	MacroGenics Inc.	227,178	929
*	Sharecare Inc.	1,126,655	917
*	AngioDynamics Inc.	144,646	913
*	Allogene Therapeutics Inc.	357,565	894
*	Avita Medical Inc.	93,040	894
*	Caribou Biosciences Inc.	309,840	892
	Utah Medical Products Inc.	12,997	888
*	Codexis Inc.	261,281	883
*	Inozyme Pharma Inc.	178,334	860
*	DocGo Inc.	292,438	857
*	Tyra Biosciences Inc.	52,095	845
*	Actinium Pharmaceuticals Inc.	103,566	844
*	Ventyx Biosciences Inc.	175,180	837
*	2seventy bio Inc.	190,800	807
*	ARS Pharmaceuticals Inc.	90,746	806
*	Joint Corp.	53,624	805
*	Larimar Therapeutics Inc.	97,576	781
*,1	Biomea Fusion Inc.	74,183	780
*,1	Omeros Corp.	231,137	777
*	Erasca Inc.	308,307	777
*	Multiplan Corp.	1,442,357	774
*	Poseida Therapeutics Inc.	254,941	762
*	Nkarta Inc.	111,550	757
*	Tenaya Therapeutics Inc.	174,929	736
*	Aerovate Therapeutics Inc.	41,760	729
*	Inogen Inc.	86,462	718
*	Organogenesis Holdings Inc.	260,576	717
*	OptimizeRx Corp.	59,146	713
*	Coherus Biosciences Inc.	389,038	708
*,1	ArriVent Biopharma Inc.	36,348	706
*	XOMA Corp.	27,222	702
*	Precigen Inc.	501,439	702
*	Outset Medical Inc.	187,417	699
*,1	Zynex Inc.	68,607	696
*,1	Pulse Biosciences Inc.	59,820	691
*	Ovid therapeutics Inc.	225,106	689

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
*	Aldeyra Therapeutics Inc.	171,835	663
*,1	Verrica Pharmaceuticals Inc.	77,513	660
*	23andMe Holding Co. Class A	1,180,879	644
*	Bluebird Bio Inc.	708,663	640
*	Zevra Therapeutics Inc.	136,183	633
*	Lexeo Therapeutics Inc.	37,883	630
*	Accuray Inc.	350,905	621
*	Rigel Pharmaceuticals Inc.	635,203	621
*	PepGen Inc.	37,109	606
*	MeiraGTx Holdings plc	120,023	588
*,1	ProKidney Corp.	167,396	583
*,1	Lexicon Pharmaceuticals Inc.	342,345	582
*,1	Quantum-Si Inc.	379,613	577
*	Neumora Therapeutics Inc.	55,492	549
*,1	Butterfly Network Inc.	536,672	534
*	908 Devices Inc.	84,530	533
*	Generation Bio Co.	167,156	532
*	Inhibrx Biosciences Inc.	32,303	525
*	Sight Sciences Inc.	79,553	522
*	Nautilus Biotechnology Inc.	190,068	521
*	Quipt Home Medical Corp.	153,095	514
*,1	Cartesian Therapeutics Inc.	14,784	513
*	Semler Scientific Inc.	17,469	512
*	TruBridge Inc.	53,224	501
*	Lineage Cell Therapeutics Inc.	497,413	497
*	Aveanna Healthcare Holdings Inc.	189,941	496
*	InfuSystem Holdings Inc.	69,082	493
*	Design Therapeutics Inc.	120,901	490
*	Harvard Bioscience Inc.	152,846	485
*	X4 Pharmaceuticals Inc.	474,568	479
*	Monte Rosa Therapeutics Inc.	116,195	479
*	Compass Therapeutics Inc.	336,930	475
*	ClearPoint Neuro Inc.	84,357	458
*	Fennec Pharmaceuticals Inc.	67,074	455
*	Sagimet Biosciences Inc. Class A	85,222	454
*	Rapt Therapeutics Inc.	110,407	443
*	Foghorn Therapeutics Inc.	74,842	436
*	Sanara Medtech Inc.	14,503	431
*	FibroGen Inc.	348,120	418
*,1	IGM Biosciences Inc.	50,088	417
*	scPharmaceuticals Inc.	106,454	416
*	Karyopharm Therapeutics Inc.	426,416	413
*	Trevi Therapeutics Inc.	154,416	397
*	American Well Corp. Class A	927,169	396
*	Seer Inc.	216,769	390
*	Kodiak Sciences Inc.	119,984	382
*	Orchestra BioMed Holdings Inc.	54,576	378
*,1	Seres Therapeutics Inc.	359,342	359
*	Acrivon Therapeutics Inc.	45,355	350
*,1	Citius Pharmaceuticals Inc.	498,828	348
*	Biote Corp. Class A	51,534	343
*	Tela Bio Inc.	60,934	337
*	Zura Bio Ltd.	64,073	336
*	Assertio Holdings Inc.	335,486	334
*	Amylyx Pharmaceuticals Inc.	190,248	327
*,1	PDS Biotechnology Corp.	105,810	315
*	Allakos Inc.	251,453	314
*	Innovage Holding Corp.	69,796	310
*	Sangamo Therapeutics Inc.	548,118	309
*	Optinose Inc.	269,363	291
*	Marinus Pharmaceuticals Inc.	202,898	288
*	Adicet Bio Inc.	197,766	287
*	PMV Pharmaceuticals Inc.	157,862	287
*	CVRx Inc.	41,365	287
*,1	Protalix BioTherapeutics Inc.	247,815	280
*	KORU Medical Systems Inc.	128,894	275
*	Aclaris Therapeutics Inc.	256,811	265
*	Gritstone bio Inc.	334,246	259
*	Century Therapeutics Inc.	86,842	258
*	BioAtla Inc.	163,384	247

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
	LENZ Therapeutics Inc.	14,736	225
*	Cue Biopharma Inc.	135,186	220
*	Prelude Therapeutics Inc.	54,094	208
*	Mural Oncology plc	61,851	208
*	Ikena Oncology Inc.	116,216	206
*	Atara Biotherapeutics Inc.	365,128	205
*,1	Outlook Therapeutics Inc.	28,710	203
*	Akoya Biosciences Inc.	88,252	190
*	Vigil Neuroscience Inc.	59,603	190
*,1	Nuvectis Pharma Inc.	27,904	189
*	Vor BioPharma Inc.	139,109	188
*	Rallybio Corp.	112,699	188
*,1	Genelux Corp.	69,028	187
*,1	AirSculpt Technologies Inc.	45,327	186
*	Kezar Life Sciences Inc.	263,690	183
*,1	Omega Therapeutics Inc.	90,000	178
*,3	Scilex Holding Co. (Acquired 1/6/23, Cost $1,735)	165,557	161
*	PACS Group Inc.	5,252	160
*	Turnstone Biologics Corp.	57,159	149
*,1	Beyond Air Inc.	115,251	148
*,1	Cutera Inc.	68,522	147
*	Allovir Inc.	189,933	143
*	Bioxcel Therapeutics Inc.	76,126	138
*	Eagle Pharmaceuticals Inc.	37,922	132
*	Carisma Therapeutics Inc.	98,205	131
*,1	Vicarious Surgical Inc.	376,120	119
*	Immuneering Corp. Class A	83,417	116
*	Cara Therapeutics Inc.	173,073	112
*	Aadi Bioscience Inc.	60,584	109
*,1	Eyenovia Inc.	114,284	92
*,1	Bright Green Corp.	329,144	90
*,2	Inhibrx Inc.	129,632	84
*	Reneo Pharmaceuticals Inc.	48,069	80
*	P3 Health Partners Inc.	148,131	74
*	Ocean Biomedical Inc.	32,164	47
*	Boundless Bio Inc.	3,563	32
*	CareMax Inc.	10,301	30
*,1,2	Tobira Therapeutics Inc. CVR	6,227	28
*	Contineum Therapeutics Inc. Class A	1,501	23
*	BioVie Inc.	45,481	21
*,2	PDL BioPharma Inc.	712	1
*,2	Synergy Pharmaceuticals LLC	224,815	—
*,2	Flexion Therape CVR	111	—
*,2	OmniAb Inc. 12.5 Earnout	14,203	—
*,2	OmniAb Inc. 15 Earnout	14,203	—
*,2	Chinook Therapeutics Inc. CVR	704	—
			1,428,346
Industrials (19.1%)
	Comfort Systems USA Inc.	132,649	43,421
	FTAI Aviation Ltd.	373,219	31,470
*	ATI Inc.	483,604	29,664
*	API Group Corp.	806,840	28,756
	Applied Industrial Technologies Inc.	144,674	27,922
	Simpson Manufacturing Co. Inc.	160,923	26,700
*	Chart Industries Inc.	161,173	25,309
*	Fluor Corp.	533,939	23,173
*	SPX Technologies Inc.	165,509	23,075
*	Beacon Roofing Supply Inc.	237,096	23,013
	Badger Meter Inc.	110,278	21,279
	Atkore Inc.	139,595	21,239
	Federal Signal Corp.	224,649	20,672
*	AeroVironment Inc.	101,248	20,467
	Watts Water Technologies Inc. Class A	102,537	20,418
	Maximus Inc.	228,062	19,636
*	Modine Manufacturing Co.	192,961	19,474
*	Dycom Industries Inc.	107,213	19,294
	AAON Inc.	254,044	19,066
	Installed Building Products Inc.	88,862	18,825
	GATX Corp.	133,133	18,367

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
*	Itron Inc.	170,763	18,366
	Moog Inc. Class A	108,106	18,316
*	ExlService Holdings Inc.	606,335	18,105
	Exponent Inc.	189,967	18,070
	Zurn Elkay Water Solutions Corp.	554,838	17,372
	Brink's Co.	167,560	17,299
*	Summit Materials Inc. Class A	447,686	17,299
	Franklin Electric Co. Inc.	173,140	17,224
	Matson Inc.	129,345	16,582
	EnerSys	152,921	16,491
	Encore Wire Corp.	56,369	16,275
*	ASGN Inc.	172,868	16,234
	HB Fuller Co.	202,808	16,150
	Herc Holdings Inc.	105,989	15,376
*	StoneCo. Ltd. Class A	1,091,387	15,105
*	Knife River Corp.	212,081	14,996
	Belden Inc.	156,206	14,947
	Terex Corp.	249,378	14,880
	CSW Industrials Inc.	57,816	14,700
	Scorpio Tankers Inc.	179,083	14,697
*	ACI Worldwide Inc.	406,708	14,646
*	GMS Inc.	150,224	14,115
	Otter Tail Corp.	154,844	14,009
*	Sterling Infrastructure Inc.	112,169	13,782
*	Verra Mobility Corp.	513,108	13,669
*	CBIZ Inc.	179,673	13,623
	Korn Ferry	195,606	12,898
	Insperity Inc.	133,333	12,629
	Kadant Inc.	43,858	12,544
	TriNet Group Inc.	120,026	12,479
	Hillenbrand Inc.	262,882	12,221
	Enpro Inc.	78,575	12,042
*	Alight Inc. Class A	1,553,487	12,040
*	Resideo Technologies Inc.	549,262	11,864
*,1	Bloom Energy Corp. Class A	722,303	11,788
*	Kratos Defense & Security Solutions Inc.	539,902	11,737
	John Bean Technologies Corp.	119,436	11,410
	ABM Industries Inc.	236,126	11,162
	Primoris Services Corp.	198,255	10,856
	Mueller Water Products Inc. Class A	581,940	10,801
	ESCO Technologies Inc.	96,018	10,478
	Albany International Corp. Class A	117,348	10,294
	Granite Construction Inc.	164,716	10,260
	Hub Group Inc. Class A	235,765	10,173
	McGrath RentCorp.	92,576	10,089
	ICF International Inc.	70,234	10,026
	Griffon Corp.	147,530	9,964
	International Seaways Inc.	152,272	9,809
*	Atmus Filtration Technologies Inc.	315,529	9,731
	Trinity Industries Inc.	304,499	9,577
*	MYR Group Inc.	61,574	9,548
	ArcBest Corp.	89,248	9,417
*	Marqeta Inc. Class A	1,768,988	9,411
*	Construction Partners Inc. Class A	160,121	9,321
*	PagSeguro Digital Ltd. Class A	744,602	9,121
	Patrick Industries Inc.	79,183	9,074
	AZZ Inc.	107,961	9,056
*	AAR Corp.	126,855	9,005
	UniFirst Corp.	56,286	8,927
	Werner Enterprises Inc.	237,225	8,913
*	RXO Inc.	435,872	8,896
*	OSI Systems Inc.	60,350	8,675
*	Gibraltar Industries Inc.	114,608	8,648
	EVERTEC Inc.	245,093	8,571
*	Mirion Technologies Inc.	750,990	8,156
	Enerpac Tool Group Corp.	204,710	8,049
*	Masterbrand Inc.	479,818	8,018
*	AMN Healthcare Services Inc.	142,877	7,993
	Bread Financial Holdings Inc.	186,300	7,780
	Kennametal Inc.	299,006	7,699

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
	Standex International Corp.	44,272	7,447
*	O-I Glass Inc.	582,882	7,397
	Alamo Group Inc.	37,853	7,192
	Tennant Co.	69,389	7,123
	Barnes Group Inc.	183,788	7,074
*	CoreCivic Inc.	426,403	6,844
*	Flywire Corp.	398,565	6,835
*	Hillman Solutions Corp.	732,202	6,729
	Golden Ocean Group Ltd.	461,312	6,638
*	Remitly Global Inc.	510,108	6,629
	Dorian LPG Ltd.	129,516	6,555
	Teekay Tankers Ltd. Class A	89,820	6,542
	Greenbrier Cos. Inc.	114,415	6,321
	Powell Industries Inc.	34,801	6,259
	Helios Technologies Inc.	124,430	6,231
	SFL Corp. Ltd.	432,258	6,186
	Napco Security Technologies Inc.	124,193	6,166
*	Huron Consulting Group Inc.	69,723	6,157
	DHT Holdings Inc.	508,473	6,153
*	Leonardo DRS Inc.	257,586	6,066
*	AvidXchange Holdings Inc.	566,098	5,995
*	Blue Bird Corp.	104,856	5,978
*	Payoneer Global Inc.	993,990	5,954
	Greif Inc. Class A	91,404	5,936
*	Aspen Aerogels Inc.	191,907	5,742
	H&E Equipment Services Inc.	120,613	5,713
*	Donnelley Financial Solutions Inc.	92,881	5,662
*	Cimpress plc	67,549	5,573
*,1	Enovix Corp.	520,620	5,529
	Apogee Enterprises Inc.	82,846	5,383
*	American Woodmark Corp.	60,170	5,181
*,1	Joby Aviation Inc.	1,045,327	5,091
*	Montrose Environmental Group Inc.	105,807	4,974
*	JELD-WEN Holding Inc.	319,881	4,961
*	NV5 Global Inc.	52,178	4,904
	Lindsay Corp.	41,457	4,760
*	IES Holdings Inc.	30,612	4,667
*,1	Rocket Lab USA Inc.	1,061,524	4,639
	CRA International Inc.	25,551	4,496
*	Janus International Group Inc.	318,213	4,417
*	Legalzoom.com Inc.	501,877	4,406
	Kforce Inc.	70,631	4,366
*	Thermon Group Holdings Inc.	125,552	4,239
	TriMas Corp.	155,807	4,148
	Columbus McKinnon Corp.	105,856	4,139
	Quanex Building Products Corp.	123,885	4,083
	VSE Corp.	49,189	4,027
*	Transcat Inc.	30,664	3,907
	Wabash National Corp.	172,716	3,905
	Marten Transport Ltd.	217,977	3,858
	Deluxe Corp.	162,624	3,696
	Pitney Bowes Inc.	656,668	3,559
	Genco Shipping & Trading Ltd.	157,035	3,536
*	Tutor Perini Corp.	159,154	3,511
	Ardmore Shipping Corp.	155,993	3,496
*	Triumph Group Inc.	240,734	3,397
	Argan Inc.	47,474	3,353
	REV Group Inc.	118,910	3,259
*	BlueLinx Holdings Inc.	31,668	3,258
	First Advantage Corp.	202,042	3,245
	Barrett Business Services Inc.	24,499	3,242
*	Aurora Innovation Inc.	1,341,335	3,206
[1]	Flex LNG Ltd.	111,343	3,200
	Nordic American Tankers Ltd.	772,566	3,198
	FTAI Infrastructure Inc.	369,674	3,161
	Hyster-Yale Materials Handling Inc.	41,658	3,024
*	Repay Holdings Corp.	309,818	3,018
*	Proto Labs Inc.	97,001	3,004
	Gorman-Rupp Co.	85,484	2,953
*	Ducommun Inc.	50,149	2,918

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
*	Vicor Corp.	82,911	2,901
*	Energy Recovery Inc.	208,171	2,810
*	CECO Environmental Corp.	111,003	2,778
	Costamare Inc.	173,097	2,771
	Astec Industries Inc.	84,928	2,759
	United States Lime & Minerals Inc.	7,659	2,625
*	Air Transport Services Group Inc.	192,791	2,603
*	ZipRecruiter Inc. Class A	253,123	2,559
	Heidrick & Struggles International Inc.	74,161	2,542
	Kelly Services Inc. Class A	116,923	2,542
	Miller Industries Inc.	41,640	2,532
*	International Money Express Inc.	117,934	2,460
*	DXP Enterprises Inc.	49,137	2,441
	Cadre Holdings Inc.	72,548	2,382
	Insteel Industries Inc.	69,917	2,298
*	Conduent Inc.	648,639	2,270
*	Teekay Corp.	231,718	2,269
*,1	PureCycle Technologies Inc.	434,433	2,255
*	Great Lakes Dredge & Dock Corp.	244,370	2,236
*	Paysafe Ltd.	121,343	2,206
	Cass Information Systems Inc.	51,103	2,164
	Myers Industries Inc.	136,579	2,158
*	BrightView Holdings Inc.	155,234	2,144
*	Astronics Corp.	104,203	2,142
	Douglas Dynamics Inc.	84,727	2,106
*	V2X Inc.	43,064	2,072
	Ennis Inc.	95,417	2,007
	Heartland Express Inc.	175,901	1,991
*	Limbach Holdings Inc.	34,180	1,951
*	Cross Country Healthcare Inc.	125,829	1,903
*,1	Archer Aviation Inc. Class A	571,639	1,869
	Pactiv Evergreen Inc.	150,956	1,866
	Mesa Laboratories Inc.	19,445	1,861
	Overseas Shipholding Group Inc. Class A	219,606	1,856
*	Sterling Check Corp.	115,078	1,770
*	Green Dot Corp. Class A	173,969	1,724
*	CryoPort Inc.	161,660	1,662
	LSI Industries Inc.	104,568	1,661
*	I3 Verticals Inc. Class A	84,034	1,637
	Forward Air Corp.	96,476	1,621
*	Manitowoc Co. Inc.	130,054	1,617
*	Franklin Covey Co.	43,420	1,607
	Shyft Group Inc.	126,645	1,605
*	Titan International Inc.	192,532	1,592
*	Vishay Precision Group Inc.	46,444	1,568
*	Cantaloupe Inc.	214,103	1,533
*	Willdan Group Inc.	46,339	1,505
	Covenant Logistics Group Inc.	30,844	1,466
*	Hudson Technologies Inc.	163,487	1,457
*	Titan Machinery Inc.	77,074	1,451
	National Presto Industries Inc.	19,452	1,449
*,1	Nikola Corp.	2,771,919	1,419
	Safe Bulkers Inc.	249,879	1,417
	Resources Connection Inc.	121,020	1,386
*	Target Hospitality Corp.	116,805	1,327
*	FARO Technologies Inc.	70,507	1,321
	Allient Inc.	48,397	1,312
*	Bowman Consulting Group Ltd.	39,978	1,290
	Greif Inc. Class B	19,178	1,251
*	Distribution Solutions Group Inc.	37,462	1,250
	Preformed Line Products Co.	9,292	1,248
	Luxfer Holdings plc	99,823	1,230
*	Evolv Technologies Holdings Inc.	427,850	1,224
*	TrueBlue Inc.	113,170	1,222
	Kronos Worldwide Inc.	81,886	1,164
*,1	Virgin Galactic Holdings Inc.	1,343,980	1,162
	Pangaea Logistics Solutions Ltd.	137,835	1,140
*	Advantage Solutions Inc.	325,420	1,119
	Universal Logistics Holdings Inc.	25,182	1,102
[1]	Himalaya Shipping Ltd.	115,139	1,097

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
*	Ranpak Holdings Corp.	160,989	1,005
*	Custom Truck One Source Inc.	207,446	990
	Park Aerospace Corp.	69,515	969
*	Aersale Corp.	127,928	968
	Park-Ohio Holdings Corp.	32,180	842
*	Hyliion Holdings Corp.	559,177	828
*	Acacia Research Corp.	144,872	808
*	Forrester Research Inc.	44,773	805
*	Performant Financial Corp.	254,835	782
*	Gencor Industries Inc.	39,666	768
*	Global Business Travel Group I	121,959	740
*	Iteris Inc.	161,068	730
*	Radiant Logistics Inc.	135,989	726
	Willis Lease Finance Corp.	11,047	719
	Karat Packaging Inc.	25,077	716
*	Hireright Holdings Corp.	49,578	709
*	Mayville Engineering Co. Inc.	42,364	679
*	Blade Air Mobility Inc.	222,641	670
*	Concrete Pumping Holdings Inc.	92,915	666
*	Mistras Group Inc.	77,349	661
*	Commercial Vehicle Group Inc.	121,192	656
*,1	Desktop Metal Inc. Class A	1,071,663	604
*	SoundThinking Inc.	37,302	599
*	Paysign Inc.	120,578	546
	Quad/Graphics Inc.	114,553	541
*	IBEX Holdings Ltd.	34,584	541
*	Core Molding Technologies Inc.	27,491	529
*	CS Disco Inc.	86,846	508
	EVI Industries Inc.	24,006	503
	Trinseo plc	130,912	501
*	BlackSky Technology Inc.	450,499	491
*,1	Ispire Technology Inc.	66,008	466
	TTEC Holdings Inc.	72,830	457
*	Atlanticus Holdings Corp.	17,438	448
*	CPI Card Group Inc.	16,403	430
	Information Services Group Inc.	129,611	413
	CompoSecure Inc. Class A	64,407	409
*	Luna Innovations Inc.	121,762	407
*,1	Eos Energy Enterprises Inc.	567,655	404
*	PAM Transportation Services Inc.	22,892	380
*	UL Solutions Inc. Class A	9,601	370
*	Terran Orbital Corp.	370,737	340
*	DHI Group Inc.	160,219	332
*	Eve Holding Inc.	66,291	327
*	Priority Technology Holdings Inc.	66,453	304
*,1	Microvast Holdings Inc.	803,382	300
*	374Water Inc.	231,498	296
*,1	Babcock & Wilcox Enterprises Inc.	218,229	255
	Hirequest Inc.	19,474	254
*,1	Danimer Scientific Inc.	324,197	253
*,1	SKYX Platforms Corp.	233,915	213
*,1	Workhorse Group Inc.	852,301	166
*	Skillsoft Corp.	16,098	156
*	Redwire Corp.	28,741	148
	INNOVATE Corp.	223,349	136
*,1	Dragonfly Energy Holdings Corp.	103,995	100
*	Loar Holdings Inc.	1,747	100
*	Centuri Holdings Inc.	3,502	96
*	Proficient Auto Logistics Inc.	5,979	92
*	Southland Holdings Inc.	13,890	82
*,1	Velo3D Inc.	330,421	50
*,1	Amprius Technologies Inc.	19,522	27
			1,858,075
Other (0.0%)[4]
*,2	Aduro Biotech Inc. CVR	17,431	3
*,2	GTX Inc. CVR	846	1
			4

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
Real Estate (5.7%)
	Ryman Hospitality Properties Inc.	218,755	22,985
	Terreno Realty Corp.	336,581	19,044
	Kite Realty Group Trust	816,218	17,891
	Essential Properties Realty Trust Inc.	584,567	15,655
	Phillips Edison & Co. Inc.	451,105	14,408
	Independence Realty Trust Inc.	846,256	14,132
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	411,841	13,710
[1]	SL Green Realty Corp.	243,044	12,874
	PotlatchDeltic Corp.	296,763	12,681
	Sabra Health Care REIT Inc.	868,068	12,656
	Macerich Co.	810,600	12,256
	Apple Hospitality REIT Inc.	808,452	11,674
	CareTrust REIT Inc.	449,423	11,492
	Innovative Industrial Properties Inc.	104,747	11,290
	Tanger Inc.	392,217	10,884
	Broadstone Net Lease Inc.	705,113	10,823
	COPT Defense Properties	422,913	10,433
	National Health Investors Inc.	156,567	10,346
	SITE Centers Corp.	714,554	10,304
	LXP Industrial Trust	1,087,328	9,242
	Douglas Emmett Inc.	605,221	8,443
	Four Corners Property Trust Inc.	339,392	8,285
	DigitalBridge Group Inc.	606,714	8,276
*	Cushman & Wakefield plc	723,424	8,037
	Outfront Media Inc.	553,436	7,997
	Sunstone Hotel Investors Inc.	770,633	7,922
	Urban Edge Properties	430,599	7,634
*	Equity Commonwealth	382,797	7,392
	St. Joe Co.	129,159	7,310
	DiamondRock Hospitality Co.	788,449	6,678
*	GEO Group Inc.	451,873	6,570
	Acadia Realty Trust	376,710	6,494
	InvenTrust Properties Corp.	255,176	6,321
	Pebblebrook Hotel Trust	446,051	6,312
	Retail Opportunity Investments Corp.	462,255	5,787
	Xenia Hotels & Resorts Inc.	396,407	5,744
	RLJ Lodging Trust	575,129	5,740
	Global Net Lease Inc.	731,220	5,470
	Newmark Group Inc. Class A	508,617	5,295
	LTC Properties Inc.	153,766	5,290
	Elme Communities	329,991	5,085
	JBG SMITH Properties	352,418	5,075
	Getty Realty Corp.	179,227	4,948
	Empire State Realty Trust Inc. Class A	495,582	4,723
*,1	Opendoor Technologies Inc.	2,118,642	4,619
	Kennedy-Wilson Holdings Inc.	449,715	4,596
	Alexander & Baldwin Inc.	272,347	4,575
	Veris Residential Inc.	297,148	4,543
	NETSTREIT Corp.	259,422	4,501
*	Apartment Investment and Management Co. Class A	541,851	4,275
	Easterly Government Properties Inc.	359,967	4,262
*	Compass Inc. Class A	1,068,983	4,009
	American Assets Trust Inc.	183,431	3,990
	Centerspace	56,780	3,876
	Plymouth Industrial REIT Inc.	170,455	3,556
	Safehold Inc.	183,008	3,528
	UMH Properties Inc.	228,857	3,460
	Piedmont Office Realty Trust Inc. Class A	461,731	3,366
	Service Properties Trust	620,534	3,338
	Paramount Group Inc.	691,580	3,147
	NexPoint Residential Trust Inc.	84,474	3,098
[1]	eXp World Holdings Inc.	266,684	2,990
	Brandywine Realty Trust	636,842	2,936
	Marcus & Millichap Inc.	88,839	2,872
	Armada Hoffler Properties Inc.	252,135	2,859
	Uniti Group Inc.	891,280	2,816
*	Redfin Corp.	413,806	2,665
	Hudson Pacific Properties Inc.	516,264	2,535
	Summit Hotel Properties Inc.	392,648	2,403

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
	Whitestone REIT	181,525	2,367
	Community Healthcare Trust Inc.	99,668	2,338
*	Forestar Group Inc.	68,638	2,334
	CBL & Associates Properties Inc.	100,464	2,220
	Diversified Healthcare Trust	895,729	2,177
	Gladstone Commercial Corp.	149,142	2,146
	Global Medical REIT Inc.	227,930	2,117
	Farmland Partners Inc.	167,578	1,820
	Universal Health Realty Income Trust	48,102	1,808
	Alexander's Inc.	7,991	1,696
	Gladstone Land Corp.	125,046	1,688
	Peakstone Realty Trust REIT	136,040	1,687
*	Anywhere Real Estate Inc.	404,219	1,645
	Saul Centers Inc.	43,824	1,595
	Chatham Lodging Trust	180,589	1,528
*	FRP Holdings Inc.	49,488	1,514
	CTO Realty Growth Inc.	82,766	1,470
*	Tejon Ranch Co.	79,191	1,444
	One Liberty Properties Inc.	61,098	1,434
	RMR Group Inc. Class A	58,292	1,372
	Ares Commercial Real Estate Corp.	195,266	1,359
	Postal Realty Trust Inc. Class A	76,093	1,018
	Orion Office REIT Inc.	213,687	801
	BRT Apartments Corp.	43,606	763
	Alpine Income Property Trust Inc.	47,468	744
	City Office REIT Inc.	144,541	713
	Braemar Hotels & Resorts Inc.	242,484	677
*	Star Holdings	49,075	632
*	Maui Land & Pineapple Co. Inc.	27,849	575
	RE/MAX Holdings Inc. Class A	64,835	524
*	Stratus Properties Inc.	20,890	498
	Office Properties Income Trust	178,892	410
*	Douglas Elliman Inc.	299,673	342
	Clipper Realty Inc.	43,189	168
*	Transcontinental Realty Investors Inc.	4,748	139
*	American Realty Investors Inc.	5,254	74
			556,260
Technology (13.6%)
*	Super Micro Computer Inc.	190,774	149,664
*,1	MicroStrategy Inc. Class A	55,699	84,913
*	Onto Innovation Inc.	183,666	39,800
*	Fabrinet	138,005	33,056
*	SPS Commerce Inc.	137,600	25,881
*	Rambus Inc.	403,900	22,320
*	Novanta Inc.	134,236	21,768
*	MACOM Technology Solutions Holdings Inc.	207,687	21,005
*	Insight Enterprises Inc.	105,376	20,601
*	Qualys Inc.	139,447	19,609
*	Tenable Holdings Inc.	436,220	18,404
*	Altair Engineering Inc. Class A	205,747	17,968
*	CommVault Systems Inc.	165,230	17,776
*	Varonis Systems Inc.	407,442	17,504
*	Appfolio Inc. Class A	72,022	16,444
	Power Integrations Inc.	212,979	16,189
*	FormFactor Inc.	289,313	15,831
	Advanced Energy Industries Inc.	141,065	15,155
*	Silicon Laboratories Inc.	119,059	15,022
*	Box Inc. Class A	528,336	14,397
*	Workiva Inc.	186,358	14,344
*	Impinj Inc.	87,444	14,312
*	Sanmina Corp.	206,606	14,161
*	Synaptics Inc.	147,967	13,866
	Amkor Technology Inc.	421,914	13,750
*	Axcelis Technologies Inc.	122,218	13,748
*	Q2 Holdings Inc.	213,394	12,979
*	Blackbaud Inc.	163,287	12,727
*	Diodes Inc.	169,355	12,554
*	Envestnet Inc.	187,864	12,307
*	Credo Technology Group Holding Ltd.	466,006	12,149

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
*	Parsons Corp.	154,578	11,771
*	Alarm.com Holdings Inc.	179,602	11,748
*	Cleanspark Inc.	722,885	11,617
*	Plexus Corp.	102,914	11,335
	Vishay Intertechnology Inc.	476,777	11,266
*	Blackline Inc.	213,460	10,186
*	Ziff Davis Inc.	171,707	9,892
*	Perficient Inc.	128,689	9,542
	Kulicke & Soffa Industries Inc.	208,057	9,502
*	Squarespace Inc. Class A	212,879	9,367
*	Semtech Corp.	239,785	9,325
*	Yelp Inc.	249,647	9,229
*,1	C3.ai Inc. Class A	309,544	9,153
*	Cargurus Inc.	359,644	8,707
*	Zeta Global Holdings Corp. Class A	526,602	8,599
*	DigitalOcean Holdings Inc.	229,646	8,508
*	Ambarella Inc.	144,572	8,423
	Progress Software Corp.	165,249	8,370
*	Rapid7 Inc.	227,331	8,216
*	Sitime Corp.	66,602	8,113
*	Freshworks Inc. Class A	607,403	7,823
*	Veeco Instruments Inc.	190,575	7,747
*	Ultra Clean Holdings Inc.	166,791	7,736
*	Rogers Corp.	64,923	7,661
*	LiveRamp Holdings Inc.	242,063	7,574
*	Braze Inc. Class A	200,475	7,548
*	ePlus Inc.	99,647	7,458
*	Agilysys Inc.	75,849	7,241
*	TTM Technologies Inc.	382,654	7,117
*	Verint Systems Inc.	229,559	6,809
*	PagerDuty Inc.	334,640	6,348
*	Magnite Inc.	507,754	6,266
*	Photronics Inc.	228,930	6,261
	Xerox Holdings Corp.	438,610	6,167
	CTS Corp.	116,213	6,153
*	Sprout Social Inc. Class A	182,117	5,946
	Benchmark Electronics Inc.	132,608	5,711
*	Cohu Inc.	175,092	5,645
*	Everbridge Inc.	154,548	5,372
*	Intapp Inc.	149,369	5,362
*	NetScout Systems Inc.	256,386	5,266
	Clear Secure Inc. Class A	311,722	5,265
*	Zuora Inc. Class A	509,051	5,167
*	MaxLinear Inc.	285,766	5,078
*	AvePoint Inc.	556,861	5,023
*,1	IonQ Inc.	612,580	4,993
*	Upwork Inc.	469,573	4,963
*	PROS Holdings Inc.	167,951	4,951
	CSG Systems International Inc.	111,082	4,793
	Adeia Inc.	401,343	4,748
*	PAR Technology Corp.	102,393	4,569
*	Bumble Inc. Class A	380,184	4,448
*	Sprinklr Inc. Class A	395,824	4,437
*	Schrodinger Inc.	204,789	4,407
*	ScanSource Inc.	92,792	4,401
*	Appian Corp. Class A	153,893	4,369
*	Model N Inc.	145,060	4,336
*	Matterport Inc.	968,854	4,263
*	Jamf Holding Corp.	265,153	4,221
*	Alkami Technology Inc.	151,831	4,165
*	Ichor Holdings Ltd.	108,498	4,122
*	PDF Solutions Inc.	116,127	4,067
*	Asana Inc. Class A	311,257	4,062
	A10 Networks Inc.	265,259	4,019
*	SMART Global Holdings Inc.	193,576	3,984
*	ACM Research Inc. Class A	182,964	3,952
	Sapiens International Corp. NV	115,401	3,868
	Shutterstock Inc.	92,702	3,766
*	indie Semiconductor Inc. Class A	562,667	3,753
*	Fastly Inc. Class A	459,554	3,603

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
*	N-Able Inc.	263,085	3,512
*	PubMatic Inc. Class A	155,926	3,415
*	Couchbase Inc.	133,638	3,030
*	E2open Parent Holdings Inc.	647,009	3,015
*	TechTarget Inc.	97,044	2,933
	PC Connection Inc.	42,763	2,893
	Simulations Plus Inc.	59,369	2,864
*,1	SoundHound AI Inc. Class A	517,367	2,613
*	Alpha & Omega Semiconductor Ltd.	86,914	2,547
*	Amplitude Inc. Class A	258,150	2,303
*	Vimeo Inc.	578,068	2,243
	SolarWinds Corp.	193,673	2,243
*	nLight Inc.	168,109	2,211
*	BigCommerce Holdings Inc. Series 1	258,775	2,132
	Hackett Group Inc.	93,736	2,091
*	Kimball Electronics Inc.	89,759	2,057
*	Mitek Systems Inc.	163,199	2,048
*	Yext Inc.	399,380	2,017
*	Grid Dynamics Holdings Inc.	211,095	2,005
*	OneSpan Inc.	149,802	1,973
*	Xometry Inc. Class A	126,778	1,945
*	EverQuote Inc. Class A	81,157	1,939
*	SEMrush Holdings Inc. Class A	119,338	1,821
*	MeridianLink Inc.	96,123	1,785
*	Olo Inc. Class A	388,304	1,778
*	Bandwidth Inc. Class A	88,036	1,772
*	NerdWallet Inc. Class A	126,748	1,768
*	CEVA Inc.	87,223	1,737
*	3D Systems Corp.	490,892	1,728
*	Navitas Semiconductor Corp.	425,781	1,665
*	SmartRent Inc.	701,067	1,655
*,1	NextNav Inc.	209,434	1,653
*	Daktronics Inc.	143,530	1,602
*	Mediaalpha Inc. Class A	85,749	1,525
	Methode Electronics Inc.	127,101	1,497
*,1	Grindr Inc.	154,386	1,467
*	Eventbrite Inc. Class A	289,560	1,442
*	Digimarc Corp.	53,220	1,428
*	Vivid Seats Inc. Class A	280,276	1,415
*	Enfusion Inc. Class A	149,340	1,405
*,1	Applied Digital Corp.	330,396	1,398
	NVE Corp.	18,011	1,396
*	Consensus Cloud Solutions Inc.	71,996	1,359
*	Nextdoor Holdings Inc.	559,563	1,354
*,1	Terawulf Inc.	582,594	1,270
*,1	Innodata Inc.	99,519	1,256
	American Software Inc. Class A	121,495	1,247
*	Planet Labs PBC	657,684	1,223
*	Aehr Test Systems	103,409	1,190
	Immersion Corp.	114,494	1,144
*	Weave Communications Inc.	130,118	1,126
*	Unisys Corp.	247,250	1,061
*	TrueCar Inc.	334,624	987
*	Thoughtworks Holding Inc.	346,277	956
*	Definitive Healthcare Corp.	176,833	941
*	Red Violet Inc.	42,131	883
*,1	MicroVision Inc.	723,915	854
*	EverCommerce Inc.	88,308	847
*,1	Bit Digital Inc.	339,669	842
*,1	Tucows Inc. Class A	36,865	837
*	Domo Inc. Class B	122,143	813
*	Digital Turbine Inc.	368,266	696
*	ON24 Inc.	108,978	647
*	Asure Software Inc.	85,373	646
*	Cipher Mining Inc.	164,407	610
*	Transphorm Inc.	113,447	542
*	Viant Technology Inc. Class A	56,120	534
*	Cerence Inc.	153,314	527
*	SkyWater Technology Inc.	68,999	522
	Richardson Electronics Ltd.	46,000	515

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
*	Rimini Street Inc.	194,802	501
*	eGain Corp.	78,164	482
*	Rackspace Technology Inc.	235,502	462
*	inTEST Corp.	43,511	433
*	Intevac Inc.	99,157	380
*	CoreCard Corp.	27,035	377
*,1	Atomera Inc.	84,507	352
*	Brightcove Inc.	160,685	336
*	Expensify Inc. Class A	203,928	308
*,1	BigBear.ai Holdings Inc.	191,726	288
*,1	Veritone Inc.	96,918	286
*	FiscalNote Holdings Inc.	217,146	278
*	Reddit Inc. Class A	4,497	244
*,1	Astera Labs Inc.	3,510	227
*	Rubrik Inc. Class A	6,996	213
*	LivePerson Inc.	293,964	202
*	Aeva Technologies Inc.	58,894	190
*	System1 Inc.	123,278	158
*	Silvaco Group Inc.	2,995	55
*	Ibotta Inc. Class A	527	51
*	CXApp Inc.	7,744	18
*,1	Presto Automation Inc.	12,323	1
			1,327,314
Telecommunications (1.2%)
	InterDigital Inc.	96,364	10,973
	Cogent Communications Holdings Inc.	164,125	9,720
*	EchoStar Corp. Class A	456,498	8,765
*	Calix Inc.	221,066	7,892
	Telephone and Data Systems Inc.	371,174	7,383
*	Viavi Solutions Inc.	829,394	6,237
*	Extreme Networks Inc.	474,325	5,289
*	Harmonic Inc.	412,810	5,049
*	Lumen Technologies Inc.	3,787,729	4,886
*	Liberty Latin America Ltd. Class C	518,449	4,702
*	Infinera Corp.	749,278	4,286
*,1	AST SpaceMobile Inc.	434,457	3,595
	Shenandoah Telecommunications Co.	181,868	3,421
*	Digi International Inc.	133,811	3,260
*	Globalstar Inc.	2,725,336	2,971
	Bel Fuse Inc. Class B	39,319	2,682
*	Gogo Inc.	248,125	2,626
	IDT Corp. Class B	57,192	2,318
*	Clearfield Inc.	48,431	1,853
*	Anterix Inc.	48,256	1,624
	Adtran Holdings Inc.	291,069	1,615
*	NETGEAR Inc.	107,618	1,486
*	Xperi Inc.	163,115	1,437
*,1	Lightwave Logic Inc.	438,424	1,350
*	fuboTV Inc.	1,059,541	1,324
*	Aviat Networks Inc.	42,557	1,315
*	8x8 Inc.	466,300	1,273
*	Consolidated Communications Holdings Inc.	279,067	1,228
*	Liberty Latin America Ltd. Class A	127,488	1,156
*	CommScope Holding Co. Inc.	782,079	1,126
*	Ribbon Communications Inc.	331,613	1,041
	Spok Holdings Inc.	66,619	1,013
	ATN International Inc.	39,921	972
*	WideOpenWest Inc.	188,216	947
*	Ooma Inc.	89,538	774
*	KVH Industries Inc.	69,410	360
*	Kaltura Inc.	319,847	336
*	Comtech Telecommunications Corp.	102,597	255
*	Cambium Networks Corp.	45,299	145
*	DZS Inc.	82,847	122
*,1	Akoustis Technologies Inc.	353,214	76
			118,883
Utilities (2.8%)
*	Casella Waste Systems Inc. Class A	211,699	21,295
	Southwest Gas Holdings Inc.	234,036	18,159

Vanguard® Russell 2000 Index Fund
		Shares	Market Value ($000)
	Portland General Electric Co.	381,058	16,980
	New Jersey Resources Corp.	364,540	15,843
[1]	Brookfield Infrastructure Corp. Class A (XTSE)	449,594	15,488
	Ormat Technologies Inc. (XNYS)	202,651	15,280
	Black Hills Corp.	256,221	14,464
	ALLETE Inc.	216,718	13,686
	ONE Gas Inc.	207,114	12,764
	PNM Resources Inc.	321,463	12,325
	Northwestern Energy Group Inc.	231,020	12,004
	Spire Inc.	195,790	12,000
	MGE Energy Inc.	136,823	10,964
	California Water Service Group	216,796	10,816
	Avista Corp.	290,683	10,749
	American States Water Co.	138,936	10,224
	Chesapeake Utilities Corp.	82,045	9,190
	SJW Group	119,737	6,551
	Northwest Natural Holding Co.	137,847	5,158
	Middlesex Water Co.	65,640	3,537
	Unitil Corp.	59,639	3,190
*	Enviri Corp.	294,552	2,607
*,1	Sunnova Energy International Inc.	396,331	2,069
	York Water Co.	53,760	1,991
*,1	NuScale Power Corp.	210,826	1,840
	Aris Water Solutions Inc. Class A	112,172	1,724
	Consolidated Water Co. Ltd.	56,245	1,524
	Artesian Resources Corp. Class A	34,647	1,243
	Excelerate Energy Inc. Class A	67,708	1,206
	Genie Energy Ltd. Class B	74,225	1,133
*	Altus Power Inc.	241,429	978
*	Pure Cycle Corp.	77,140	717
	RGC Resources Inc.	30,326	628
	Global Water Resources Inc.	43,337	560
*	Cadiz Inc.	149,668	453
*,1	Vertex Energy Inc.	242,664	274
*,1	Li-Cycle Holdings Corp.	514,204	265
			269,879
Total Common Stocks (Cost $10,257,052)			9,685,340
Rights (0.0%)
*	Pulse Biosciences Inc. (Cost $—)	60,030	63
Warrants (0.0%)
*	Danimer Scientific Inc. Exp. 7/15/25 (Cost $—)	109,334	—
Temporary Cash Investments (2.5%)
Money Market Fund (2.5%)
[5,6]	Vanguard Market Liquidity Fund, 5.397% (Cost $242,717)	2,427,855	242,761
Total Investments (102.0%) (Cost $10,499,769)			9,928,164
Other Assets and Liabilities—Net (-2.0%)			(190,065)
Net Assets (100%)			9,738,099
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $186,403,000.
2	Security value determined using significant unobservable inputs.
3	Restricted securities totaling $161,000, representing 0.0% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $204,605,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Vanguard® Russell 2000 Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2024	514	53,348	(37)
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	9,681,287	161	3,892	9,685,340
Rights	63	—	—	63
Warrants	—	—	—	—
Temporary Cash Investments	242,761	—	—	242,761
Total	9,924,111	161	3,892	9,928,164
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	37	—	—	37
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.